Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 94,502
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 175 186,616
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 735 791,874
Auburn University, Series 2025-A, RB,
5.00%, 06/01/28 ................. 500 532,713
City of Huntsville, Series 2018B, GO,
5.00%, 05/01/28 ................. 80 84,349
State of Alabama
Series 2016A, GO, 4.00%, 11/01/28 ..... 45 45,257
Series 2018A, GO, 5.00%, 11/01/29 ..... 270 289,969
University of Alabama (The)
Series 2019A, RB, 5.00%, 07/01/28 ..... 175 187,432
Series 2019C, RB, 5.00%, 07/01/28 ..... 745 797,923
3,010,635
Arizona — 1.5%
Arizona Board of Regents
Series 2016, RB, 5.00%, 06/01/28 ...... 150 153,177
Series 2017B, RB, 5.00%, 07/01/28 ..... 300 313,030
Series 2021C, RB, 5.00%, 07/01/28 ..... 150 160,262
Series 2021, RB, 5.00%, 08/01/28 ...... 125 134,047
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. 120 122,404
Arizona Industrial Development Authority, Series
2023A, RB, 5.00%, 11/01/28 ......... 655 686,066
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 155 164,054
City of Phoenix Civic Improvement Corp.
Series 2016, RB, 5.00%, 07/01/28 ...... 160 163,571
Series 2017D, RB, 5.00%, 07/01/28 ..... 340 354,772
Series 2020A, RB, 5.00%, 07/01/28 ..... 435 466,655
Series 2021A, RB, 5.00%,  07/01/28 ..... 420 450,564
Series 2018A, RB, 5.00%, 07/01/29 ..... 245 261,650
County of Pima Sewer System
Series 2018, RB, 5.00%, 07/01/28 ...... 200 214,320
Series 2020B, COP, 5.00%, 07/01/28 .... 260 278,617
Maricopa County Unified School District No. 80
Chandler, Series 2015C, GO, 5.00%, 07/01/28 110 117,908
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/28 ................. 100 104,574
Salt River Project Agricultural Improvement &
Power District
Series 2016A, RB, 5.00%, 01/01/28 ..... 750 775,125
Series 2017A, RB, 5.00%, 01/01/28 ..... 425 450,551
Series 2019A, RB, 5.00%, 01/01/28 ..... 200 212,024
Series 2017A, RB, 5.00%, 01/01/29 ..... 535 565,890
Series 2017A, RB, 5.00%, 01/01/30 ..... 145 152,898
Series 2017A, RB, 5.00%, 01/01/31 ..... 150 157,762
Series 2017A, RB, 5.00%, 01/01/32 ..... 100 104,700
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 333,525
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 150 160,560
7,058,706
Security
Par (000)
Par (000) Value
California — 10.7%
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(a)
................ USD 285 $ 294,970
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(b)
............. 60 55,641
California Health Facilities Financing Authority,
Series 2024A, RB, 5.00%, 12/01/28 ..... 370 391,356
California Infrastructure & Economic
Development Bank
Series 2017, RB, 5.00%, 05/15/28 ...... 135 144,678
Series 2016, RB, 5.00%, 10/01/28 ...... 220 223,840
Series 2017, RB, 5.00%, 10/01/28 ...... 270 281,962
Series 2018, RB, 5.00%, 10/01/28 ...... 85 91,322
Series 2024A, RB, 3.25%, 08/01/29 ..... 2,870 2,900,142
California State Public Works Board
Series 2019B, RB, 5.00%, 05/01/28 ..... 150 160,373
Series 2021B, RB, 5.00%, 05/01/28 ..... 55 58,803
Series 2022B, RB, 5.00%, 06/01/28 ..... 20 21,423
Series 2022A, RB, 5.00%, 08/01/28 ..... 1,140 1,225,653
Series 2022C, RB, 5.00%, 08/01/28 ..... 235 252,657
Series 2023C, RB, 5.00%, 09/01/28 ..... 110 118,470
Series 2024C, RB, 5.00%, 09/01/28 ..... 475 511,574
Series D, RB, 5.00%, 09/01/28 ......... 240 252,425
Series 2016E, RB, 4.00%, 10/01/28 ..... 50 50,671
Series 2017G, RB, 5.00%, 10/01/28 ..... 85 89,563
Series 2016C, RB, 5.00%, 11/01/28 ..... 25 25,787
Series 2018C, RB, 5.00%, 11/01/28 ..... 270 291,794
Series 2020D, RB, 5.00%, 11/01/28 ..... 100 108,072
Series 2020E, RB, 5.00%, 11/01/28 ..... 145 156,704
Series 2018C, RB, 5.00%, 11/01/31 ..... 155 165,550
California State University
Series 2016A, RB, 5.00%,  11/01/28 ..... 825 840,137
Series 2017A, RB, 5.00%, 11/01/28 ..... 45 47,067
Series 2018A, RB, 5.00%, 11/01/28 ..... 100 108,488
Series 2020C, RB, 5.00%, 11/01/28 ..... 100 108,488
Series 2018A, RB, 5.00%, 11/01/30 ..... 100 107,838
California Statewide Communities Development
Authority, Series 2018A, RB, 5.00%, 03/01/28 160 167,591
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 118,390
City of Los Angeles
Series 2023A, RB, 5.00%, 02/01/28 ..... 300 320,520
Series 2018-B, GO, 5.00%, 09/01/28 .... 55 59,554
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 26,927
City of Los Angeles Wastewater System
Series 2018A, RB, 5.00%, 06/01/30 ..... 90 95,774
Series 2018A, RB, 5.00%, 06/01/31 ..... 150 158,943
City of Riverside
Series 2019A, RB, 5.00%, 10/01/28 ..... 130 141,111
Series 2018A, RB, 5.00%, 08/01/29 ..... 125 134,046
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 1,170 1,207,879
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 500 459,714
Coast Community College District
Series 2006B, GO, 0.00%, 08/01/28 (AGM)
(b)
890 820,958
Series 2019F, GO, 4.00%, 08/01/28 ..... 90 94,645
Series 2017D, GO, 5.00%, 08/01/28 ..... 170 179,221
Contra Costa Transportation Authority Sales Tax
Series 2017A, RB, 5.00%, 03/01/28 ..... 215 224,488
Series 2018B, RB, 5.00%, 03/01/28 ..... 215 224,488
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 57,694

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... USD 375 $ 393,365
El Camino Community College District
Fountation (The)
Series 2012C, GO, 0.00%, 08/01/28
(b)
.... 1,000 917,797
Series 2016, GO, 5.00%, 08/01/28 ...... 125 128,275
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 495 454,175
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 101,693
Kern Community College District, Series 2006,
GO, 0.00%, 11/01/28
(b)
............. 250 226,942
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 157,835
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/28 .............. 175 179,585
Los Angeles Community College District
Series I, GO, 4.00%, 08/01/28 ......... 35 35,533
Series J, GO, 5.00%, 08/01/28 ......... 65 68,216
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 348,070
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A, RB, 5.00%, 06/01/28 ..... 230 235,131
Series 2021A, RB, 5.00%, 06/01/28 ..... 105 113,211
Series 2017A, RB, 5.00%, 07/01/28 ..... 140 147,317
Series 2019A, RB, 5.00%, 07/01/28 ..... 105 113,442
Series 2023A, RB, 5.00%, 07/01/28 ..... 230 248,493
Los Angeles Department of Water & Power
Series 2017B, RB, 5.00%, 07/01/28 ..... 60 61,543
Series 2017C, RB, 5.00%, 07/01/28 ..... 35 36,208
Series 2018D, RB, 5.00%, 07/01/28 ..... 75 79,743
Series 2020A, RB, 5.00%, 07/01/28 ..... 495 526,305
Series 2022E, RB, 5.00%, 07/01/28 ..... 25 26,581
Series 2023A, RB, 5.00%, 07/01/28 ..... 200 212,649
Series 2023D, RB, 5.00%, 07/01/28 ..... 200 212,649
Series 2018A, RB, 5.00%, 07/01/29 ..... 105 110,295
Series 2018D, RB, 5.00%, 07/01/30 ..... 100 105,423
Los Angeles Department of Water & Power
Water System
Series 2016A, RB, 5.00%, 07/01/28 ..... 510 513,686
Series 2016B, RB, 5.00%, 07/01/28 ..... 45 45,325
Series 2017A, RB, 5.00%,  07/01/28 ..... 230 235,913
Series 2020A, RB, 5.00%, 07/01/28 ..... 180 191,488
Series 2023A, RB, 5.00%, 07/01/28 ..... 290 308,508
Series 2018A, RB, 5.00%, 07/01/31 ..... 65 67,581
Series 2018B, RB, 5.00%, 07/01/31 ..... 120 125,706
Los Angeles Unified School District
Series 2020A, GO, 4.00%, 07/01/28 ..... 100 104,397
Series 2016B, GO, 5.00%, 07/01/28 ..... 505 515,841
Series 2018B-1, GO, 5.00%, 07/01/28 .... 295 314,197
Series 2018M-1, GO, 5.00%,  07/01/28 ... 130 138,460
Series 2020A, GO, 5.00%, 07/01/28 ..... 90 97,031
Series 2023QRR, GO, 5.00%, 07/01/28 ... 285 307,263
Series 2018B-1, GO, 5.00%, 07/01/29 .... 255 270,624
Series 2018B-1, GO, 5.00%, 07/01/30 .... 415 438,756
Series 2018M-1, GO, 5.00%, 07/01/31 ... 180 189,418
Metropolitan Water District of Southern
California, Series 2018B, RB, 5.00%, 01/01/31 115 123,205
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(b)
.. 140 128,796
Newport Mesa Unified School District
Series 2007, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... 675 624,113
Series 2017, GO, 5.00%, 08/01/28 ...... 65 68,644
Security
Par (000)
Par (000) Value
California (continued)
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... USD 370 $ 341,702
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 613,593
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 37,412
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28
(b)
.... 495 454,793
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(b)
............. 120 110,495
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... 25 27,013
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 180 192,397
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 52,574
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 75 76,040
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 193,392
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28
(b)
....... 50 46,107
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(b)
....... 810 749,824
San Juan Unified School District
Series 2019, GO, 4.00%, 08/01/28 ...... 85 86,249
Series 2020, GO, 4.00%, 08/01/30 ...... 165 171,798
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 80 73,663
San Mateo County Community College District
Series 2006B, GO, 0.00%, 09/01/28
(NPFGC)
(b)
.................... 140 129,138
Series 2018B, GO, 5.00%, 09/01/28 ..... 95 102,985
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(b)
.. 75 69,160
Santa Clara Valley Transportation Authority
Series 2023A, RB, 5.00%, 04/01/28 ..... 120 128,792
Series 2017B, RB, 5.00%,  06/01/28 ..... 125 134,704
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(b)
.... 1,540 1,418,434
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 200 203,218
Southern California Public Power Authority
Series 2019-1, RB, 5.00%, 07/01/28 ..... 200 212,649
Series 2023-1, RB, 5.00%, 07/01/28 ..... 570 606,049
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/28 (NPFGC)
(b)
1,500 1,378,733
State of California
Series 2003, GO, 5.00%, 02/01/28 (AMBAC) 120 127,703
Series 2020, GO, 4.00%, 03/01/28 ...... 535 556,270
GO, 5.00%, 04/01/28 ............... 1,755 1,874,750
Series 2019, GO, 5.00%,  04/01/28 ...... 245 261,717
GO, 5.00%, 08/01/28 ............... 1,940 2,049,669
Series 2016, GO, 5.00%, 08/01/28 ...... 540 553,969
GO, 4.00%, 09/01/28 ............... 150 151,912
GO, 5.00%, 09/01/28 ............... 1,040 1,076,573
Series 2016, GO, 5.00%,  09/01/28 ...... 120 123,349
GO, 5.00%, 10/01/28 ............... 3,335 3,602,234
GO, 5.00%, 11/01/28 ............... 1,790 1,936,820
Series 2017, GO, 5.00%, 11/01/28 ...... 1,000 1,056,726
GO, 5.00%, 08/01/29 ............... 685 736,033
GO, 5.00%, 08/01/30 ............... 605 648,032

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018, GO, 5.00%, 10/01/30 ...... USD 310 $ 332,958
State of California Department of Water
Resources
Series 2016, RB, 5.00%, 12/01/28 ...... 50 51,084
Series AW, RB, 5.00%, 12/01/28 ....... 125 129,312
Series AX, RB, 5.00%, 12/01/28 ........ 230 243,938
Series AZ, RB, 5.00%, 12/01/28 ........ 115 125,528
Series BA, RB, 5.00%, 12/01/28 ........ 185 201,937
Series AZ, RB, 5.00%, 12/01/29 ........ 130 140,938
Series AZ, RB, 5.00%, 12/01/30 ........ 170 183,805
Series AZ, RB, 5.00%, 12/01/31 ........ 70 75,347
University of California
Series 2018AZ, RB, 4.00%, 05/15/28 .... 310 323,750
Series 2021BH, RB, 5.00%, 05/15/28 .... 150 160,973
Series 2024BS, RB, 5.00%, 05/15/28 .... 500 536,578
Series 2018O, RB, 5.00%, 05/15/30 ..... 105 111,540
Series 2018AZ, RB, 5.00%, 05/15/31 .... 190 200,835
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/28
(b)
........ 225 206,850
49,018,863
Colorado — 1.3%
Board of Governors of Colorado State University
System
Series 2017C, RB, 5.00%, 03/01/28
(HERBIP) ..................... 110 116,737
Series 2017C, RB, 5.00%, 03/01/29
(HERBIP) ..................... 240 254,184
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 29,363
City & County of Denver
Series 2019A, GO, 5.00%, 08/01/28 ..... 405 435,032
Series 2020B, GO, 5.00%, 08/01/28 ..... 465 499,481
Series 2022A, GO, 5.00%, 08/01/28 ..... 250 268,538
City & County of Denver Airport System
Series 2019C, RB, 5.00%, 11/15/28 ..... 125 134,703
Series 2023A, RB, 5.00%, 11/15/28 ..... 50 53,881
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 61,216
City of Colorado Springs Utilities System
Series 2020B, RB, 5.00%, 11/15/28 ..... 160 172,828
Series 2022A, RB, 5.00%, 11/15/28 ..... 410 443,412
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/28 ...... 250 270,705
Colorado Health Facilities Authority
Series 2019A, RB, 5.00%, 01/01/28 ..... 205 216,292
Series 2022A, RB, 5.00%, 11/01/28 ..... 250 265,812
Denver City & County School District No. 1
Series 2021B, GO, 4.00%, 12/01/28 (SAW) 420 440,033
Series 2017, GO, 5.00%, 12/01/28 (SAW) . 210 216,282
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/28 (NPFGC)
(b)
....... 680 623,298
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 800 863,464
University of Colorado
Series 2017A-2, RB, 5.00%, 06/01/28 .... 240 256,653
Series 2017A-2, RB, 5.00%, 06/01/30 .... 535 569,380
6,191,294
Connecticut — 2.0%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 51,008
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/28 500 533,779
Security
Par (000)
Par (000) Value
Connecticut (continued)
State of Connecticut
Series 2021A, GO, 4.00%, 01/15/28 ..... USD 125 $ 129,400
Series 2022A, GO, 4.00%, 01/15/28 ..... 140 144,929
Series 2018B, GO, 5.00%, 04/15/28 ..... 560 596,742
Series 2019A, GO, 5.00%, 04/15/28 ..... 595 634,039
Series 2018C, GO, 5.00%, 06/15/28 ..... 325 347,569
Series 2023B, GO, 5.00%, 08/01/28 ..... 205 219,839
Series 2018E, GO, 5.00%, 09/15/28 ..... 175 188,126
Series 2022D, GO, 5.00%, 09/15/28 ..... 225 241,876
Series 2022E, GO, 5.00%, 11/15/28 ..... 395 426,035
Series 2024H, GO, 5.00%, 11/15/28 ..... 300 323,571
Series 2018E, GO, 5.00%, 09/15/30 ..... 325 346,933
Series 2018A, GO, 5.00%, 04/15/31 ..... 100 105,540
Series 2018E, GO, 5.00%, 09/15/31 ..... 205 217,688
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 156,778
State of Connecticut Special Tax
Series 2018A, RB, 5.00%, 01/01/28 ..... 565 598,301
Series 2021A, RB, 5.00%, 05/01/28 ..... 490 522,651
Series 2022A, RB, 5.00%, 07/01/28 ..... 560 599,463
Series 2022B, RB, 5.00%, 07/01/28 ..... 365 390,721
Series A, RB, 5.00%, 09/01/28 ......... 640 656,997
Series B, RB, 5.00%, 09/01/28 ......... 240 246,374
Series 2021D, RB, 5.00%, 11/01/28 ..... 575 619,702
Series 2018A, RB, 5.00%, 01/01/29 ..... 375 396,391
Series 2018B, RB, 5.00%, 10/01/30 ..... 245 261,691
University of Connecticut
Series 2018A, RB, 5.00%, 04/15/30 (SAP) . 165 174,836
Series 2019A, RB, 5.00%, 11/01/30 (SAP) . 150 159,863
9,290,842
Delaware — 0.6%
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 232,347
Delaware Transportation Authority
Series 2019, RB, 5.00%, 07/01/28 ...... 460 493,744
Series 2020, RB, 5.00%, 07/01/28 ...... 195 209,304
Series 2020, RB, 5.00%, 09/01/28 ...... 135 145,009
State of Delaware
Series 2017A, GO, 5.00%, 01/01/28 ..... 310 329,163
Series 2020A, GO, 5.00%, 01/01/28 ..... 265 281,381
Series 2018A, GO, 5.00%, 02/01/28 ..... 85 90,429
Series 2019, GO, 5.00%, 02/01/28 ...... 430 457,466
Series 2016A, GO, 2.13%, 03/01/28 ..... 15 14,616
Series 2020B, GO, 5.00%, 07/01/28 ..... 135 144,982
Series 2017A, GO, 5.00%, 01/01/29 ..... 175 185,612
Series 2018A, GO, 5.00%, 02/01/31 ..... 150 158,387
2,742,440
District of Columbia — 1.6%
District of Columbia
Series 2021D, GO, 5.00%, 02/01/28 ..... 275 291,877
Series 2016A, GO, 5.00%, 06/01/28 ..... 220 224,183
Series 2017D, GO, 5.00%, 06/01/28 ..... 445 464,503
Series 2018A, GO, 5.00%, 06/01/28 ..... 260 277,962
Series 2023B, GO, 5.00%, 06/01/28 ..... 150 160,363
Series D, GO, 5.00%, 06/01/28 ........ 160 164,884
Series 2019A, GO, 5.00%, 10/15/28 ..... 715 770,336
Series 2020, RB, 5.00%, 12/01/28 ...... 1,005 1,080,875
Series 2018A, GO, 5.00%, 06/01/31 ..... 270 285,378
District of Columbia Income Tax
Series 2019A, RB, 5.00%, 03/01/28 ..... 375 398,736
Series 2020A, RB, 5.00%, 03/01/28 ..... 200 212,659
Series 2020C, RB, 5.00%, 05/01/28 ..... 95 101,379

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019C, RB, 5.00%, 10/01/28 ..... USD 650 $ 699,761
Series 2020B, RB, 5.00%, 10/01/28 ..... 360 387,560
District of Columbia Water & Sewer Authority
Series 2019B, RB, 5.00%, 10/01/28 ..... 180 193,894
Series 2024A, RB, 5.00%,  10/01/28 ..... 250 269,297
Series B, RB, 5.00%, 10/01/28 ......... 40 41,625
Series 2018B, RB, 5.00%, 10/01/29 ..... 195 207,550
Series 2018B, RB, 5.00%, 10/01/30 ..... 135 143,156
Washington Metropolitan Area Transit Authority
Series 2017B, RB, 5.00%, 07/01/28 ..... 130 135,794
Series 2020A, RB, 5.00%, 07/15/28 ..... 225 240,651
Series 2023A, RB, 5.00%, 07/15/28 ..... 545 582,909
Series 2023-A, RB, 5.00%,  07/15/28 ..... 185 197,868
7,533,200
Florida — 3.5%
Central Florida Expressway Authority, Series
2016B, RB, 5.00%, 07/01/28 ......... 565 576,297
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/28 ................. 240 257,851
County of Miami-Dade
Series 2020, RB, 5.00%, 04/01/28 ...... 175 186,513
Series 2015D, GO, 5.00%, 07/01/28 ..... 190 193,903
Series A, RB, 5.00%,  10/01/28 ......... 565 579,225
County of Miami-Dade Transit System, Series
2019, RB, 5.00%, 07/01/28 .......... 75 80,110
County of Miami-Dade Water & Sewer System
Series 2017B, RB, 5.00%, 10/01/28 ..... 825 866,729
Series 2019, RB, 5.00%,  10/01/30 ...... 100 106,719
Florida Department of Environmental Protection
Series 2016A, RB, 2.00%, 07/01/28 ..... 100 95,645
Series 2017A, RB, 5.00%, 07/01/28 ..... 1,065 1,137,878
Series 2018A, RB, 5.00%, 07/01/28 ..... 190 203,002
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 165 178,042
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/28 . 350 358,160
Hillsborough County School Board
Series 2016A, COP, 5.00%, 07/01/28 .... 335 341,453
Series 2018, COP, 5.00%, 07/01/30 ..... 735 780,152
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 537,663
Lee County Industrial Development Authority,
Series 2019A-1, RB, 5.00%, 04/01/28 .... 225 236,939
Orange County Convention Center, Series 2017,
RB, 5.00%, 10/01/28 .............. 100 107,219
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/28 ............. 110 117,535
Orlando Utilities Commission, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 537,821
Palm Beach County School District
Series 2018B, COP, 5.00%, 08/01/28 .... 715 766,114
Series 2022B, COP, 5.00%, 08/01/28 .... 150 160,723
Series 2018C, COP, 5.00%, 08/01/29 .... 150 160,098
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28 ................. 500 536,400
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 02/01/28 .... 150 151,565
Series 2025A, COP, 5.00%, 05/01/28 .... 630 666,977
School District of Broward County, Series 2019,
GO, 5.00%, 07/01/30 .............. 95 100,724
State of Florida
Series 2016D, GO, 5.00%, 06/01/28 ..... 150 152,877
Series 2017B, GO, 5.00%, 06/01/28 ..... 160 166,752
Series 2018A, GO, 5.00%, 06/01/28 ..... 100 107,110
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019C, GO, 5.00%, 06/01/28 ..... USD 295 $ 315,976
Series 2019D, GO, 5.00%, 06/01/28 ..... 255 273,131
Series 2018B, GO, 5.00%, 07/01/28 ..... 190 203,888
Series 2020A, GO, 5.00%, 07/01/28 ..... 120 128,772
Series 2022A, GO, 5.00%, 07/01/28 ..... 570 611,332
Series 2018B, GO, 5.00%, 07/01/29 ..... 100 106,828
Series 2018C, GO, 5.00%, 06/01/30 ..... 220 234,286
Series 2019A, GO, 5.00%, 07/01/31 ..... 75 79,497
State of Florida Department of Transportation
Series 2019A, RB, 5.00%, 07/01/28 ..... 540 578,683
Series 2020, RB, 5.00%, 07/01/28 ...... 295 315,616
Series 2018, RB, 5.00%, 07/01/31 ...... 100 105,878
Series 2018, RB, 5.00%, 07/01/32 ...... 330 347,835
State of Florida Department of Transportation
Turnpike System
Series 2018A, RB, 5.00%, 07/01/28 ..... 130 139,275
Series 2019A, RB, 5.00%, 07/01/28 ..... 160 171,415
Series 2020A, RB, 5.00%, 07/01/28 ..... 540 578,526
Series 2020B, RB, 5.00%, 07/01/28 ..... 100 107,134
Series 2022A, RB, 5.00%, 07/01/28 ..... 150 160,702
State of Florida Lottery
Series 2017A, RB, 5.00%, 07/01/28 ..... 1,050 1,122,769
Series 2019A, RB, 5.00%, 07/01/28 ..... 250 267,326
16,297,065
Georgia — 1.8%
Atlanta Urban Residential Finance Authority,
Series 2024B, RB, VRDN, 2.92%, 05/01/28
(a)
1,000 1,000,037
Augusta Development Authority, Series 2018,
RB, 5.00%, 07/01/28 .............. 155 163,460
City of Atlanta Department of Aviation
Series 2020A, RB, 5.00%, 07/01/28 ..... 80 85,477
Series 2022A, RB, 5.00%, 07/01/28 ..... 245 261,774
City of Atlanta Water & Wastewater
Series 2017A, RB, 5.00%, 11/01/28 ..... 100 105,332
Series 2018C, RB, 5.00%, 11/01/28 ..... 150 157,998
Series 2004, RB, 5.75%, 11/01/28 ...... 140 154,136
Forsyth County School District, Series 2018, GO,
5.00%, 02/01/30 ................. 265 280,343
Georgia Ports Authority
Series 2021, RB, 5.00%, 07/01/28 ...... 605 648,496
Series 2022, RB, 5.00%, 07/01/28 ...... 320 343,006
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 265 283,007
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 204,318
Henry County School District, Series 2021, GO,
4.00%, 08/01/28 (SAW) ............ 200 208,428
Main Street Natural Gas, Inc., Series 2021C, RB,
VRDN, 4.00%, 12/01/28
(a)
........... 560 563,129
Metropolitan Atlanta Rapid Transit Authority
Series 2019A, RB, 5.00%, 07/01/28 ..... 85 91,111
Series 2020A, RB, 5.00%, 07/01/28 ..... 150 160,784
Series 2023B, RB, 5.00%, 07/01/28 ..... 365 391,241
Municipal Electric Authority of Georgia, Series
2024A, RB, 5.00%, 01/01/28 ......... 55 57,885
State of Georgia
Series 2023C, GO, 4.00%, 01/01/28 ..... 175 181,699
Series 2017A-2, GO, 5.00%, 02/01/28 .... 470 488,098
Series 2022C, GO, 4.00%, 07/01/28 ..... 295 308,481
Series 2016F, GO, 5.00%, 07/01/28 ..... 95 98,447
Series 2018A, GO, 5.00%, 07/01/28 ..... 375 402,753
Series 2019A, GO, 5.00%, 07/01/28 ..... 450 483,304
Series 2020A, GO, 5.00%, 08/01/28 ..... 325 349,709
Series 2016E, GO, 5.00%, 12/01/28 ..... 350 361,408

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2018A, GO, 5.00%, 07/01/29 ..... USD 200 $ 214,120
Series 2018A, GO, 5.00%, 07/01/30 ..... 275 293,083
8,341,064
Hawaii — 1.5%
City & County Honolulu Wastewater System
Series 2019A, RB, 4.00%, 07/01/28 ..... 330 343,353
Series 2019B, RB, 5.00%,  07/01/28 ..... 535 571,592
Series 2022A, RB, 5.00%, 07/01/28 ..... 105 112,182
City & County of Honolulu
Series 2021E, GO, 5.00%, 03/01/28 ..... 350 371,972
Series 2022C, GO, 5.00%, 07/01/28 ..... 205 219,499
Series 2019C, GO, 4.00%, 08/01/28 ..... 430 447,868
Series 2019A, GO, 5.00%, 09/01/28 ..... 380 408,173
Series D, GO, 5.00%, 09/01/28 ........ 30 31,476
Series 2022A, GO, 5.00%, 11/01/28 ..... 905 975,322
Series 2019A, GO, 5.00%, 09/01/30 ..... 840 896,209
County of Hawaii, Series A, GO,
5.00%, 09/01/28 ................. 405 410,348
County of Maui, Series 2018, GO,
5.00%, 09/01/28 ................. 55 59,078
State of Hawaii
Series FG, GO, 5.00%, 10/01/28 ....... 250 256,599
Series FH, GO, 5.00%,  10/01/28 ....... 175 179,640
Series 2018FT, GO, 5.00%, 01/01/29 .... 520 550,149
Series 2018FT, GO, 5.00%, 01/01/31 .... 470 494,320
Series 2018FT, GO, 5.00%, 01/01/32 .... 285 298,057
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. 250 255,282
6,881,119
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A, RB, 3.35%, 07/01/28 (GNMA/
FNMA/FHLMC) ................. 250 252,570
Series 2023A, RB, 5.00%, 08/15/28 ..... 200 214,941
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 535,251
1,002,762
Illinois — 4.9%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 243,174
Chicago O'Hare International Airport
Series C, RB, 5.00%, 01/01/28 ......... 730 736,669
Series E, RB, 5.25%, 01/01/28 ......... 415 429,717
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 147,547
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/28 . 500 535,929
City of Chicago, Series 2020A, GO,
5.00%, 01/01/28 ................. 500 516,466
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/28 (BAM) ............ 500 527,787
County of Cook
Series 2021B, GO, 4.00%, 11/15/28 ..... 110 113,777
Series 2024, RB, 5.00%, 11/15/28 ...... 1,000 1,071,006
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/28 .......... 165 177,233
Illinois Finance Authority
Series 2016, RB, 5.00%, 01/01/28 ...... 920 928,759
Series 2019, RB, 5.00%, 07/01/28 ...... 675 722,150
Series 2021A, RB, 5.00%, 10/01/28 ..... 640 684,769
Series 2015, RB, 5.00%, 12/01/28 ...... 105 112,999
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois State Toll Highway Authority
Series 2015B, RB, 5.00%, 01/01/28 ..... USD 840 $ 846,992
Series 2018A, RB, 5.00%,  01/01/28 ..... 1,410 1,490,002
Series 2019B, RB, 5.00%, 01/01/28 ..... 240 253,617
Series 2019C, RB, 5.00%, 01/01/28 ..... 995 1,051,455
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/28 ................. 170 174,847
Sales Tax Securitization Corp.
Series 2020A, RB, 5.00%, 01/01/28 ..... 210 220,362
Series 2021A, RB, 5.00%, 01/01/28 ..... 750 787,007
Southwestern Illinois Development Authority,
Series 2020, RB, 5.00%, 04/15/28 ...... 110 116,709
State of Illinois
Series 2016, GO, 5.00%, 02/01/28 ...... 460 473,477
Series 2021A, GO, 5.00%, 03/01/28 ..... 1,540 1,618,032
Series 2022A, GO, 5.00%, 03/01/28 ..... 260 273,241
Series 2022B, GO, 5.00%, 03/01/28 ..... 1,225 1,287,383
Series 2024B, GO, 5.00%, 05/01/28 ..... 220 232,140
Series 2023D, GO, 5.00%, 07/01/28 ..... 400 423,262
Series 2018A, GO, 5.00%, 10/01/28 ..... 2,095 2,215,750
Series 2016, GO, 5.00%, 11/01/28 ...... 500 511,694
Series 2017D, GO, 5.00%, 11/01/28 ..... 670 698,402
Series 2019A, GO, 5.00%, 11/01/28 ..... 675 715,951
Series 2018A, GO, 5.00%, 05/01/29 ..... 310 325,110
Series 2018A, GO, 5.00%, 05/01/30 ..... 120 125,415
Series 2018A, GO, 5.00%, 10/01/30 ..... 215 225,702
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/28 ................. 715 756,785
University of Illinois, Series 2023A, RB,
5.00%, 04/01/28 ................. 130 137,789
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/28 ................. 480 480,428
22,389,534
Indiana — 1.8%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B, RB, 5.00%, 10/01/28 ..... 760 778,887
Series 2018A, RB, 5.00%, 10/01/28 ..... 240 257,018
Series 2018A, RB, 5.00%, 10/01/30 ..... 635 676,471
Indiana Finance Authority
Series 2017C, RB, 5.00%, 02/01/28 ..... 345 366,528
Series 2019A, RB, 5.00%, 02/01/28 ..... 650 690,559
Series 2019E, RB, 5.00%, 02/01/28 ..... 575 610,879
Series 2021B, RB, 5.00%, 02/01/28 ..... 125 132,800
Series B, RB, 5.00%, 02/01/28 ......... 480 485,777
Series 2016C, RB, 5.00%, 06/01/28 ..... 1,390 1,463,836
Series 2016A, RB, 5.00%, 10/01/28 ..... 105 107,854
Series 2017C, RB, 5.00%, 11/01/28 ..... 100 104,519
Series 2017C, RB, 5.00%, 02/01/29 ..... 335 354,707
Series 2017C, RB, 5.00%, 02/01/30 ..... 515 543,807
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/28 .............. 1,000 1,056,767
Indiana University, Series Z-1, RB,
5.00%, 08/01/28 ................. 110 118,060
Indianapolis Local Public Improvement Bond
Bank, Series 2017A, RB, 5.00%, 01/15/28 . 235 243,391
Purdue University
Series 2016A, RB, 5.00%, 07/01/28 ..... 130 132,682
Series EE, RB, 5.00%, 07/01/28 ........ 335 358,798
8,483,340

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa — 0.5%
City of Des Moines
Series 2020D, GO, 5.00%, 06/01/28 ..... USD 715 $ 764,013
Series 2021F, GO, 5.00%, 06/01/28 ..... 145 154,940
Iowa Finance Authority
Series 2017, RB, 5.00%, 08/01/28 ...... 100 104,725
Series 2020A, RB, 5.00%, 08/01/28 ..... 400 429,195
Series 2022A, RB, 5.00%, 08/01/28 ..... 220 236,387
Series 2019A, RB, 5.00%, 08/01/30 ..... 160 169,808
Series 2019A, RB, 5.00%, 08/01/31 ..... 125 131,972
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 147,734
2,138,774
Kansas — 0.2%
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 235 252,141
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 51,370
State of Kansas Department of Transportation
Series 2017A, RB, 5.00%, 09/01/28 ..... 205 215,093
Series 2018A, RB, 5.00%, 09/01/28 ..... 235 246,619
Series 2024A, RB, 5.00%, 09/01/28 ..... 250 268,698
1,033,921
Kentucky — 1.1%
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2020, RB,
2.00%, 08/01/31 ................. 500 449,070
Kentucky Infrastructure Authority, Series 2018A,
RB, 5.00%, 02/01/30 .............. 635 671,784
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 2,080 2,089,181
Kentucky State Property & Building Commission
Series A, RB, 5.00%, 04/01/28
(c)
........ 260 276,135
Series A, RB, 5.00%, 10/01/28 ......... 40 42,899
Series 2024B, RB, 5.00%, 11/01/28 ..... 305 327,525
Series B, RB, 5.00%, 11/01/28 (SAP) .... 270 277,047
Kentucky Turnpike Authority, Series 2016A, RB,
5.00%, 07/01/28 ................. 500 508,862
Louisville & Jefferson County Metropolitan
Government, Series 2020A, GO,
4.00%, 10/01/28 ................. 260 267,468
4,909,971
Louisiana — 1.1%
Parish of St. John the Baptist, Series 2017C, RB,
VRDN, 3.30%, 07/03/28
(a)
........... 1,250 1,256,640
State of Louisiana
Series 2021A, GO, 5.00%, 03/01/28 ..... 295 313,300
Series 2016B, GO, 5.00%, 08/01/28 ..... 130 133,045
Series 2016A, GO, 5.00%, 09/01/28 ..... 540 553,282
Series 2021, RB, 5.00%, 09/01/28 ...... 1,195 1,281,431
Series 2017-B, GO, 5.00%, 10/01/28 .... 425 445,487
Series 2024C, GO, 5.00%, 12/01/28 ..... 500 539,928
Series 2019A, RB, 5.00%, 09/01/29 ..... 585 624,146
5,147,259
Maine — 0.6%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 202,748
Maine Governmental Facilities Authority
Series 2020A, RB, 5.00%, 10/01/28 ..... 150 161,057
Series 2025A, RB, 5.00%, 10/01/28
(c)
.... 115 123,384
Maine Municipal Bond Bank
Series 2018A, RB, 5.00%, 09/01/28 ..... 100 102,458
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2018A, RB, 5.00%, 11/01/28 ..... USD 210 $ 225,977
Series C, RB, 5.00%, 11/01/28 ......... 75 78,923
Maine State Housing Authority, Series 2020G,
RB, 1.45%, 11/15/28 .............. 280 262,173
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/28 ................. 205 219,619
State of Maine
Series 2018D, GO, 5.00%, 06/01/28 ..... 150 160,575
Series 2019B, GO, 5.00%, 06/01/28 ..... 875 936,690
Series 2020B, GO, 5.00%,  06/01/28 ..... 305 326,503
Series 2021B, GO, 5.00%, 06/01/28 ..... 170 181,985
2,982,092
Maryland — 3.2%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/28 ................. 110 118,800
County of Anne Arundel
Series 2024, GO, 5.00%, 04/01/28 ...... 65 69,346
Series 2018, GO, 5.00%, 10/01/28 ...... 190 199,830
Series 2019, GO, 5.00%, 10/01/28 ...... 175 188,736
Series 2020, GO, 5.00%, 10/01/28 ...... 200 215,699
County of Baltimore
Series 2021, GO, 5.00%, 03/01/28 ...... 70 74,578
Series 2022, GO, 5.00%, 03/01/28 ...... 145 154,482
Series 2018, GO, 5.00%, 03/01/29 ...... 755 803,284
County of Frederick
Series 2019A, GO, 5.00%, 08/01/28 ..... 125 134,424
Series 2021A, GO, 5.00%, 10/01/28 ..... 150 161,869
County of Howard
Series 2017B, GO, 5.00%, 02/15/28 ..... 220 228,204
Series 2017D, GO, 5.00%, 02/15/28 ..... 245 260,761
Series 2017E, GO, 5.00%, 02/15/28 ..... 55 58,538
Series 2019A, GO, 5.00%, 08/15/28 ..... 300 322,878
Series 2019A, GO, 5.00%, 08/15/29 ..... 195 209,441
County of Montgomery
Series 2020A, GO, 4.00%, 08/01/28 ..... 590 616,623
Series 2020B, GO, 4.00%, 11/01/28 ..... 315 330,219
Series 2019A, GO, 5.00%, 11/01/28 ..... 225 243,224
Series 2018A, GO, 5.00%, 11/01/28 ..... 410 443,208
Series 2018A, GO, 5.00%, 11/01/29 ..... 130 140,158
County of Prince George's
Series 2018A, GO, 5.00%, 07/15/28 ..... 100 107,432
Series 2017A, GO, 3.00%, 09/15/28 ..... 300 301,300
Series 2020B, GO, 5.00%, 09/15/28 ..... 295 318,048
Series 2020A, GO, 5.00%, 07/15/30 ..... 255 271,565
Series 2018A, GO, 5.00%, 07/15/31 ..... 395 418,861
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/28 250 265,802
Maryland Stadium Authority, Series 2018A, RB,
5.00%, 05/01/47 (ST INTERCEPT) ..... 100 106,795
Maryland State Transportation Authority, Series
2021A, RB, 5.00%, 07/01/28 ......... 135 144,592
State of Maryland
Series 2021A, GO, 5.00%, 03/01/28 ..... 250 266,349
Series 2017, GO, 5.00%, 03/15/28 ...... 110 114,298
Series 2018A, GO, 5.00%, 03/15/28 ..... 40 42,653
Series 2019-1, GO, 5.00%, 03/15/28 ..... 1,105 1,178,289
Series 2018B, GO, 5.00%, 08/01/28 ..... 245 263,471
Series 2020A-2, GO, 5.00%, 08/01/28 .... 355 381,763
Series 2021A, GO, 5.00%, 08/01/28 ..... 1,050 1,129,160
Series 2A, GO, 5.00%, 08/01/28 ....... 125 134,424
Series 2018A, GO, 5.00%, 03/15/29 ..... 340 361,328
Series 2018-2, GO, 5.00%, 08/01/29 ..... 275 294,498
Series 2018, GO, 5.00%, 08/01/30 ...... 345 367,173

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
State of Maryland Department of Transportation
Series 2017, RB, 5.00%, 09/01/28 ...... USD 160 $ 167,950
Series 2018, RB, 5.00%, 10/01/28 ...... 200 205,568
Series 2019, RB, 5.00%, 10/01/28 ...... 140 147,213
Series 2020, RB, 5.00%,  10/01/28 ...... 90 96,979
Series 2021A, RB, 5.00%, 10/01/28 ..... 250 269,386
Series 2021B, RB, 5.00%, 12/01/28 ..... 785 849,519
Series 2018, RB, 4.00%, 05/01/30 ...... 95 97,936
Washington Suburban Sanitary Commission
Series 2016, RB, 5.00%, 06/01/28 (GTD) .. 545 556,020
Series 2018, RB, 5.00%, 06/01/28 (GTD) .. 280 299,989
Series 2021, RB, 5.00%, 06/01/28 (GTD) .. 205 219,634
Series 2020, RB, 5.00%, 12/01/28 (GTD) .. 115 124,529
Series 2018, RB, 5.00%, 06/01/30 (GTD) .. 295 313,935
14,790,761
Massachusetts — 1.5%
Commonwealth of Massachusetts
Series 2022A, GO, 5.00%, 02/01/28 ..... 255 271,494
Series 2020A, GO, 5.00%,  03/01/28 ..... 215 229,345
Series 2019C, GO, 5.00%, 05/01/28 ..... 540 578,232
Series 2016B, GO, 5.00%, 07/01/28 ..... 455 489,074
Series 2018B, GO, 5.00%, 07/01/28 ..... 320 343,964
Series 2020D, GO, 5.00%, 07/01/28 ..... 100 107,489
Series B, GO, 5.25%, 08/01/28 ........ 440 477,019
Series 2018C, GO, 5.00%, 09/01/28 ..... 145 156,432
Series 2021C, GO, 5.00%, 09/01/28 ..... 110 118,673
Series 2020E, GO, 5.00%, 11/01/28 ..... 295 319,386
Series 2022D, GO, 5.00%,  11/01/28 ..... 255 276,079
Series 2018E, GO, 5.00%, 09/01/29 ..... 95 101,595
Series 2018B, GO, 5.00%, 01/01/30 ..... 440 463,717
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2, RB, 5.00%, 07/01/28 .... 45 47,161
Series 2023A, Sub-Series A-1, RB,
5.00%, 07/01/28 ................ 105 112,767
Series 2005B, RB, 5.50%, 07/01/28 (NPFGC) 150 163,242
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 230 215,411
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... 170 173,010
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 108,273
Massachusetts Housing Finance Agency, Series
2023C2, RB, 4.05%, 12/01/28 ........ 500 509,689
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 165,481
Massachusetts Water Resources Authority
Series 2016C, RB, 5.00%, 08/01/28 ..... 95 97,351
Series 2016C, RB, 5.00%, 08/01/28 ..... 75 76,864
Series B, RB, 5.25%, 08/01/28 ......... 135 146,435
University of Massachusetts Building Authority
Series 2019-1, RB, 5.00%, 05/01/28 ..... 160 170,747
Series 2021-1, RB, 5.00%, 11/01/28 ..... 1,000 1,078,375
6,997,305
Michigan — 1.4%
Grand Traverse County Hospital Finance
Authority, Series 2021, RB, 5.00%, 07/01/28 80 84,849
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 170 181,875
Security
Par (000)
Par (000) Value
Michigan (continued)
Great Lakes Water Authority Water Supply
System
Series 2023B, RB, 5.00%, 07/01/28 ..... USD 125 $ 133,732
Series C, RB, 5.00%, 07/01/28 ......... 35 35,720
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/28 (BAM) ............. 150 161,218
Michigan Finance Authority
Series 2016B, RB, 5.00%, 10/01/28 ..... 550 564,996
Series 2018B, RB, 5.00%, 10/01/28 ..... 130 139,952
Series 2017MI, RB, 5.00%, 12/01/28 .... 75 77,852
Series 2018B, RB, 5.00%, 10/01/30 ..... 525 563,197
Series 2018B, RB, 5.00%, 10/01/31 ..... 255 271,983
Michigan State Building Authority
Series 2019I, RB, 5.00%, 04/15/28 ...... 250 265,922
Series 2020I, RB, 5.00%, 04/15/28 ...... 460 489,297
Series 2016I, RB, 5.00%,  10/15/28 ...... 120 123,350
Series 2020I, RB, 5.00%, 10/15/28 ...... 210 225,648
Michigan State Hospital Finance Authority,
Series 2008C, RB, 5.00%, 12/01/28 ..... 300 314,419
Michigan State University, Series 2019B, RB,
5.00%, 02/15/28 ................. 470 498,676
Northern Michigan University, Series 2018A, RB,
5.00%, 12/01/30 ................. 210 221,166
State of Michigan Trunk Line
Series 2020B, RB, 5.00%, 11/15/28 ..... 1,240 1,339,417
Series 2021B, RB, 5.00%, 11/15/28 ..... 140 151,224
Series 2023, RB, 5.00%, 11/15/28 ...... 185 199,832
University of Michigan
Series 2015, RB, 5.00%, 04/01/28 ...... 180 182,899
Series 2020A, RB, 5.00%, 04/01/28 ..... 70 74,604
Series 2018A, RB, 5.00%, 04/01/32 ..... 120 126,888
6,428,716
Minnesota — 1.9%
City of Minneapolis, Series 2023A, RB, VRDN,
5.00%, 11/15/28
(a)
................ 2,000 2,112,214
County of Hennepin
Series 2016A, GO, 5.00%, 12/01/28 ..... 365 376,287
Series 2016B, GO, 5.00%, 12/01/28 ..... 115 118,556
Series 2016C, GO, 5.00%, 12/01/28 ..... 100 108,186
Series 2020B, GO, 5.00%, 12/01/28 ..... 295 319,148
Series 2021A, GO, 5.00%, 12/01/28 ..... 100 108,186
Metropolitan Council
Series 2017C, GO, 4.00%, 03/01/28 ..... 320 327,090
Series 2019A, GO, 4.00%, 03/01/28 ..... 65 65,547
Series 2018C, GO, 5.00%, 03/01/28 ..... 260 270,246
Series 2020B, GO, 5.00%, 03/01/28 ..... 385 409,380
Series 2020E, GO, 5.00%, 12/01/28 ..... 100 108,019
Series 2021C, GO, 5.00%, 12/01/28 ..... 820 886,028
Minneapolis-St. Paul Metropolitan Airports
Commission, Series A, RB, 5.00%, 01/01/28 150 154,908
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 160 162,268
State of Minnesota
Series 2018B, GO, 5.00%, 08/01/28 ..... 55 59,146
Series 2019A, GO, 5.00%, 08/01/28 ..... 415 446,162
Series 2020A, GO, 5.00%, 08/01/28 ..... 240 258,021
Series 2022D, GO, 5.00%, 08/01/28 ..... 190 204,267
Series 2021A, GO, 5.00%, 09/01/28 ..... 300 323,086
Series 2021B, GO, 5.00%, 09/01/28 ..... 535 576,335
Series 2017A, GO, 5.00%, 10/01/28 ..... 175 184,572
Series 2017B, GO, 5.00%, 10/01/28 ..... 130 137,111

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2018A, GO, 5.00%, 08/01/29 ..... USD 670 $ 720,317
8,435,080
Mississippi — 0.4%
State of Mississippi
Series 2017A, GO, 5.00%, 10/01/28 ..... 1,130 1,188,244
Series 2016B, GO, 5.00%, 12/01/28 ..... 450 463,469
State of Mississippi Gaming Tax, Series 2019A,
RB, 5.00%, 10/15/30 .............. 350 367,768
2,019,481
Missouri — 1.3%
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. 80 86,495
City of Kansas Sanitary Sewer System
Series 2018A, RB, 5.00%, 01/01/29 ..... 195 206,217
Series 2018A, RB, 5.00%, 01/01/30 ..... 395 416,335
Health & Educational Facilities Authority of the
State of Missouri
Series 2018A, RB, 5.00%, 06/01/28 ..... 265 280,701
Series 2022A, RB, 5.00%, 06/01/28 ..... 395 417,630
Series 2019A, RB, 5.00%, 11/15/28 ..... 595 633,985
Series 2018A, RB, 5.00%, 06/01/29 ..... 500 532,499
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 218,999
Missouri Joint Municipal Electric Utility
Commission
Series 2017, RB, 5.00%, 01/01/28 ...... 445 469,725
Series 2023, RB, 5.00%, 01/01/28 ...... 295 311,391
Series 2024, RB, 5.00%, 01/01/28 ...... 250 263,110
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,855 1,927,124
5,764,211
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 117,955
Nebraska — 0.8%
Nebraska Public Power District
Series 2019A, RB, 5.00%, 01/01/28 ..... 150 158,154
Series C, RB, 5.00%,  01/01/28 ......... 210 211,944
Series 2023A, RB, 5.00%, 07/01/28 ..... 530 560,514
Omaha Public Power District
Series 2019A, RB, 4.00%, 02/01/28 ..... 205 212,443
Series 2016A, RB, 5.00%, 02/01/28 ..... 510 515,935
Series 2018A, RB, 5.00%, 02/01/28 ..... 740 784,695
Series 2022B, RB, 5.00%, 02/01/28 ..... 155 164,362
Series 2018A, RB, 5.00%, 02/01/29 ..... 250 265,988
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 145 153,196
University of Nebraska Facilities Corp. (The)
Series 2018, RB, 5.00%, 07/15/28 ...... 200 214,211
Series 2018, RB, 5.00%, 07/15/29 ...... 100 106,701
Series 2018, RB, 5.00%, 07/15/30 ...... 150 159,614
Village of Boys Town, Series 2017, RB,
3.00%, 09/01/28 ................. 250 250,616
3,758,373
Nevada — 2.0%
Clark County School District
Series 2017A, GO, 5.00%, 06/15/28 ..... 150 156,309
Series 2017C, GO, 5.00%,  06/15/28 ..... 145 152,726
Series 2019B, GO, 5.00%, 06/15/28 ..... 220 235,207
Series 2020A, GO, 5.00%, 06/15/28 ..... 500 534,562
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2020B, GO, 5.00%, 06/15/28 (BAM) USD 145 $ 155,023
Series 2022A, GO, 5.00%, 06/15/28 ..... 200 213,309
County of Clark
Series 2019B, GO, 5.00%, 06/01/28 ..... 225 240,544
Series 2016B, RB, 5.00%, 07/01/28 ..... 670 716,801
Series 2017, GO, 2.38%, 11/01/28 ...... 1,000 981,126
Series 2016B, GO, 5.00%, 11/01/28 ..... 500 512,772
Series 2019A, GO, 5.00%, 12/01/28 ..... 115 124,217
Series 2018A, GO, 5.00%, 06/01/29 ..... 325 345,991
Series 2018, GO, 5.00%, 12/01/30 ...... 270 288,616
County of Clark Department of Aviation
Series 2019B, RB, 5.00%,  07/01/28 ..... 380 406,459
Series 2024A, RB, 5.00%, 07/01/28 ..... 1,590 1,698,395
County of Washoe, Series 2018, RB,
5.00%, 02/01/28 ................. 220 232,842
Las Vegas Valley Water District, Series 2021C,
GO, 5.00%, 06/01/28 .............. 340 363,778
Nevada System of Higher Education, Series
2023, RB, 5.00%, 07/01/28 .......... 205 219,623
State of Nevada
Series 2018A, GO, 5.00%, 04/01/28 ..... 60 63,977
Series 2019A, GO, 5.00%, 05/01/28 ..... 410 437,984
Series 2021A, GO, 5.00%, 05/01/28 ..... 235 251,040
Series 2018A, GO, 4.00%, 04/01/31 ..... 105 107,544
State of Nevada Highway Improvement
Series 2016, RB, 5.00%, 12/01/28 ...... 170 172,730
Series 2018, RB, 5.00%, 12/01/28 ...... 180 190,562
Series 2018, RB, 5.00%, 12/01/29 ...... 200 211,471
Series 2018, RB, 5.00%, 12/01/30 ...... 310 326,963
9,340,571
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank
Series 2016E, RB, 4.00%, 08/15/28 ..... 125 126,656
Series 2020B, RB, 5.00%,  08/15/28 ..... 615 660,008
State of New Hampshire, Series 2020D, GO,
5.00%, 12/01/28 ................. 265 287,213
1,073,877
New Jersey — 3.1%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 104,879
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 401,138
New Jersey Economic Development Authority
Series 2023RRR, RB, 5.00%, 03/01/28 ... 3,220 3,416,149
Series 2017DDD, RB, 5.00%,  06/15/28 ... 330 343,736
Series 2018FFF, RB, 5.00%, 06/15/28 .... 1,060 1,130,444
Series 2022A, RB, 5.00%, 11/01/28 ..... 785 842,713
New Jersey Housing & Mortgage Finance
Agency, Series 2020E, RB, 1.50%, 10/01/28 130 121,778
New Jersey Transportation Trust Fund Authority
Series 2016A-1, RB, 5.00%, 06/15/28 .... 680 693,648
Series 2018A, RB, 5.00%, 06/15/28 ..... 1,105 1,126,985
Series 2021A, RB, 5.00%, 06/15/28 ..... 1,145 1,222,077
Series 2023AA, RB, 5.00%, 06/15/28 .... 270 288,208
New Jersey Turnpike Authority
Series 2017B, RB, 5.00%, 01/01/28 ..... 195 206,205
Series 2025B, RB, 5.00%, 01/01/28 ..... 310 327,813
Series 2005A, RB, 5.25%, 01/01/28 ..... 185 196,977
Series 2017E, RB, 5.00%, 01/01/29 ..... 635 669,828
Series 2017B, RB, 5.00%, 01/01/31 ..... 195 204,577
Series 2017B, RB, 5.00%, 01/01/32 ..... 390 407,404
State of New Jersey
GO, 5.00%, 06/01/28 ............... 135 140,920

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2020A, GO, 5.00%, 06/01/28 ..... USD 2,275 $ 2,434,177
14,279,656
New Mexico — 0.9%
New Mexico Finance Authority
Series 2018A, RB, 5.00%, 06/15/28 ..... 100 107,171
Series 2018E, RB, 5.00%,  06/15/28 ..... 205 219,229
Series 2021A, RB, 5.00%, 06/15/28 ..... 765 819,859
Series 2018D, RB, 5.00%, 06/01/29 ..... 100 106,459
State of New Mexico
Series 2021, GO, 5.00%, 03/01/28 ...... 515 547,331
Series 2023, GO, 5.50%,  03/01/28 ...... 275 295,684
State of New Mexico Severance Tax Permanent
Fund
Series 2018A, RB, 5.00%, 07/01/28 ..... 415 443,868
Series 2021A, RB, 5.00%, 07/01/28 ..... 1,100 1,176,517
Series 2022B, RB, 5.00%, 07/01/28 ..... 265 283,434
3,999,552
New York — 9.3%
City of New York
Series 2004A-6, GO, 5.00%, 08/01/28 .... 100 105,670
Series C, GO, 5.00%, 08/01/28 ........ 820 850,351
Series 2023F-1, GO, 5.00%, 08/01/28 .... 120 128,722
Series 2023-1, GO, 5.00%, 08/01/28 ..... 655 702,610
Series 2022B, Sub-Series B1, GO,
5.00%, 08/01/28 ................ 330 353,987
Series 2021C, GO, 5.00%, 08/01/28 ..... 1,000 1,072,687
Series 2021A-1, GO, 5.00%, 08/01/28 .... 730 783,062
Series D, GO, 5.00%, 08/01/28 ........ 210 212,404
Series 2020C-1, GO, 5.00%, 08/01/28 ... 185 198,447
Series 2018C, GO, 5.00%, 08/01/28 ..... 1,185 1,252,193
Series 2018A, GO, 5.00%, 08/01/28 ..... 325 340,941
Series 2019E, GO, 5.00%, 08/01/28 ..... 420 450,529
Series E, GO, 5.00%, 08/01/28 ........ 345 352,848
Series 2020, Sub-Series B-1, GO,
5.00%, 10/01/28 ................ 335 360,552
Series 2023B-1, GO, 5.00%,  10/01/28 .... 280 301,357
Series 2018C, GO, 5.00%, 08/01/29 ..... 310 326,120
Series A-2, GO, 5.00%, 08/01/29 ....... 220 231,440
Series 2004A-6, GO, 5.00%, 08/01/29 .... 145 152,540
Series 2018C, GO, 5.00%, 08/01/30 ..... 280 293,576
Series 2018D, GO, 5.00%, 08/01/31 ..... 100 104,462
Series 2018C, GO, 5.00%, 08/01/31 ..... 250 261,155
Empire State Development Corp.
Series 2020C, RB, 5.00%, 03/15/28 ..... 105 111,885
Series 2021A, RB, 5.00%,  03/15/28 ..... 230 245,262
Hudson Yards Infrastructure Corp., Series 2022-
A, RB, 5.00%, 02/15/28 ............ 120 128,060
Long Island Power Authority
Series 2023F, RB, 5.00%, 09/01/28 ..... 170 183,134
Series 1998A, RB, 0.00%,  12/01/28
(b)
.... 170 152,798
Series 2018, RB, 5.00%, 09/01/29 ...... 205 218,963
Metropolitan Transportation Authority
Series 2017B, RB, 5.00%, 11/15/28 ..... 895 961,471
Series 2017C-1, RB, 5.00%, 11/15/28 .... 1,190 1,264,761
Series 2018B, RB, 5.00%, 11/15/28 ..... 580 623,076
Series 2020E, RB, 5.00%, 11/15/28 ..... 1,465 1,573,805
Series 2024A, RB, 5.00%, 11/15/28 ..... 450 483,421
Series 2017C-1, RB, 5.00%, 11/15/29 .... 445 472,206
Series 2017C-1, RB, 5.00%, 11/15/30 .... 150 158,662
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 539,758
New York City Municipal Water Finance Authority
Series 2020CC-1, RB, 5.00%,  06/15/28 ... 135 145,040
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020FF, RB, 5.00%, 06/15/28 .... USD 300 $ 322,312
Series 2021, Sub-Series AA-2, RB,
5.00%, 06/15/28 ................ 130 139,668
Series 2021, Sub-Series Cc-2, RB,
5.00%, 06/15/28 ................ 965 997,752
Series 2022AA-2, RB, 5.00%, 06/15/28 ... 100 103,394
Series 2022EE, RB, 5.00%, 06/15/28 .... 365 392,146
Series BB-2, RB, 5.00%, 06/15/28 ...... 210 219,874
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A, RB, 5.00%, 07/15/28
(SAW) ....................... 80 86,020
Series 2023, Sub-Series S-1A, RB,
5.00%, 07/15/28 (SAW) ........... 110 118,277
Series 2018S-4A, RB, 5.00%, 07/15/30
(SAW) ....................... 215 229,229
Series 2019S-3A, RB, 5.00%, 07/15/30
(SAW) ....................... 650 693,017
Series 2018S-4A, RB, 5.00%, 07/15/31
(SAW) ....................... 200 212,274
Series 2019S-1, RB, 5.00%, 07/15/31 (SAW) 215 228,195
Series 2019S-2A, RB, 5.00%,  07/15/31
(SAW) ....................... 810 859,711
Series 2019S-2A, RB, 5.00%, 07/15/32
(SAW) ....................... 945 999,601
New York City Transitional Finance Authority
Future Tax Secured
Series 2020C , Sub-Series C-1, RB,
5.00%, 05/01/28 ................ 270 288,297
Series 2018B-1, RB, 5.00%, 08/01/28 .... 100 104,887
Series 2018-1, RB, 5.00%, 11/01/28 ..... 300 316,366
Series 2019C-1, RB, 5.00%, 11/01/28 .... 245 264,374
Series 2020B-1, RB, 5.00%, 11/01/28 .... 125 134,885
Series 2021A, RB, 5.00%, 11/01/28 ..... 835 901,031
Series 2022A, Sub-Series A-1, RB,
5.00%, 11/01/28 ................ 495 534,144
Series 2022D, Sub-Series D1, RB,
5.00%, 11/01/28 ................ 185 199,630
Series 2022E, RB, 5.00%, 11/01/28 ..... 150 161,862
Series 2023B, Sub-Series B-1, RB,
5.00%, 11/01/28 ................ 1,135 1,224,755
Series 2023E-1, RB, 5.00%, 11/01/28 .... 55 59,349
Series B-1, RB, 5.00%, 08/01/29 ....... 105 111,822
Series 2018C-2, RB, 5.00%, 05/01/32 .... 285 298,748
Series 2019A-1, RB, 5.00%, 08/01/32 .... 50 52,568
New York State Dormitory Authority
Series 2019D, RB, 5.00%, 02/15/28 ..... 805 856,809
Series 2016A, RB, 5.00%, 03/15/28 ..... 65 66,887
Series 2021A, RB, 5.00%, 03/15/28 ..... 480 511,851
Series 2019A, RB, 5.00%, 03/15/28 ..... 325 346,151
Series 2019A, RB, 5.00%, 07/01/28 ..... 225 241,257
Series 2025B, RB, 5.00%, 07/01/28
(c)
.... 500 536,858
Series 2018A, RB, 5.00%, 07/01/28 ..... 165 176,922
Series 2025A, RB, 5.00%, 10/01/28 ..... 95 102,430
Series 2018C, RB, 5.00%, 03/15/29 ..... 250 267,295
Series 2018A, RB, 5.00%, 03/15/29 ..... 245 264,600
Series 2018A, RB, 5.00%, 07/01/29 ..... 170 180,628
Series 2018E, RB, 5.00%, 03/15/30 ..... 795 848,089
Series 2018A, RB, 5.00%, 03/15/30 ..... 510 539,026
Series 2018A, RB, 5.00%, 03/15/31 ..... 680 716,899
Series 2018C, RB, 5.00%, 03/15/31 ..... 210 220,942
Series 2018A, RB, 5.00%, 03/15/32 ..... 700 738,095
Series 2018C, RB, 5.00%, 03/15/32 ..... 285 298,664
New York State Environmental Facilities Corp.
Series 2016A, RB, 5.00%, 06/15/28 ..... 180 183,744

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A, RB, 5.00%, 06/15/28 ..... USD 305 $ 319,064
Series 2018A, RB, 5.00%, 06/15/28 ..... 50 53,733
Series 2018B, RB, 5.00%, 06/15/28 ..... 250 268,665
Series 2019B, RB, 5.00%, 06/15/28 ..... 345 370,758
Series 2021A, RB, 5.00%, 06/15/28 ..... 85 91,346
Series 2018 B, RB, 5.00%, 06/15/29 ..... 125 133,320
New York State Housing Finance Agency
Series 2020H, RB, 1.50%, 11/01/28 ..... 430 400,214
Series 2023E-2, RB, VRDN 3.88%, 05/01/28
(SONYMA)
(a)
................... 120 120,404
New York State Thruway Authority
Series L, RB, 5.00%,  01/01/28 ......... 130 137,945
Series P, RB, 5.00%, 01/01/28 ......... 250 265,279
Series Q, RB, 5.00%, 01/01/28 ........ 500 530,559
Series 2021A-1, RB, 5.00%, 03/15/28 .... 215 228,645
Series L, RB, 5.00%, 01/01/30 ......... 265 278,588
Series L, RB, 5.00%, 01/01/31 ......... 110 115,241
Port Authority of New York & New Jersey
Series 2017, RB, 5.00%, 11/15/28 ...... 175 184,135
Series 230, RB, 4.00%, 12/01/28 ....... 500 525,525
Series 211, RB, 5.00%, 09/01/29 ....... 160 171,300
Series 209, RB, 5.00%, 07/15/30 ....... 260 276,902
Triborough Bridge & Tunnel Authority
Series 2021C2, RB, 5.00%, 05/15/28 .... 370 395,617
Series 2022B, RB, 5.00%, 05/15/28 ..... 500 534,617
Series 2012B, RB, 0.00%,  11/15/28
(b)
.... 710 646,814
Series 2016A, RB, 5.00%, 11/15/28 ..... 120 122,050
Series 2017C-1, RB, 5.00%, 11/15/28 .... 305 330,482
Series 2018B, RB, 5.00%, 11/15/28 ..... 200 216,710
Series 2023A, RB, 5.00%, 11/15/28 ..... 775 839,750
Series 2023B, RB, 5.00%, 11/15/28 ..... 655 705,008
Series 2024A, Sub-Series A-2, RB,
5.00%, 11/15/28 ................ 375 406,331
Series B, RB, 5.00%, 11/15/28 ......... 250 270,887
Series 2025A, RB, 5.00%, 12/01/28 ..... 55 59,429
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 215 219,603
42,668,211
North Carolina — 2.3%
City of Charlotte
Series 2019A, GO, 5.00%, 06/01/28 ..... 380 407,223
Series 2021A, RB, 5.00%, 07/01/28 ..... 720 770,132
Series 2020, RB, 5.00%, 12/01/28 ...... 330 357,110
City of Charlotte Water & Sewer System
Series 2020, RB, 5.00%, 07/01/28 ...... 395 423,629
Series 2018, RB, 3.00%, 07/01/30 ...... 2,000 1,991,442
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 458,614
County of Guilford
Series 2016A, GO, 5.00%, 02/01/28 ..... 5 5,061
Series 2017B, GO, 5.00%, 05/01/28 ..... 120 125,147
County of Mecklenburg
Series 2021, GO, 5.00%, 03/01/28 ...... 255 271,668
Series 2017A, GO, 5.00%,  04/01/28 ..... 110 114,501
County of Wake
Series 2022A, GO, 5.00%, 02/01/28 ..... 115 122,317
Series 2021, RB, 5.00%, 03/01/28 ...... 470 500,113
Series 2020A, GO, 5.00%, 04/01/28 ..... 15 16,014
Series 2021, GO, 5.00%,  04/01/28 ...... 175 186,835
Series 2023A, RB, 5.00%, 04/01/28 ..... 185 197,214
Series 2016A, RB, 5.00%, 12/01/28 ..... 165 170,263
Series 2018A, GO, 5.00%, 03/01/31 ..... 135 142,363
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 160 169,979
Security
Par (000)
Par (000) Value
North Carolina (continued)
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... USD 125 $ 134,651
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 375 386,363
State of North Carolina
Series 2019, RB, 5.00%, 03/01/28 ...... 510 542,148
Series 2017B, RB, 5.00%, 05/01/28 ..... 525 547,609
Series 2019A, RB, 5.00%, 05/01/28 ..... 155 165,537
Series 2020B, RB, 5.00%, 05/01/28 ..... 355 379,132
Series 2022A, RB, 5.00%, 05/01/28 ..... 50 53,399
Series 2018A, GO, 5.00%, 06/01/28 ..... 275 294,719
Series 2019B, GO, 5.00%, 06/01/28 ..... 205 219,699
Series 2020A, GO, 5.00%, 06/01/28 ..... 1,100 1,178,875
Series 2018A, GO, 5.00%, 06/01/29 ..... 250 267,188
10,598,945
North Dakota — 0.2%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 120 129,338
North Dakota Public Finance Authority, Series
2018A, RB, 5.00%, 10/01/31 ......... 270 284,874
West Fargo Public School District No. 6, Series
2021, GO, 2.00%, 08/01/31 (SD CRED
PROG) ...................... 700 630,625
1,044,837
Ohio — 2.5%
American Municipal Power, Inc.
Series 2016A, RB, 5.00%, 02/15/28 ..... 250 252,718
Series 2023A, RB, 5.00%, 02/15/28 ..... 135 142,995
City of Columbus
Series 2016-3, GO, 5.00%, 02/15/28 ..... 105 108,920
Series 2017-1, GO, 5.00%, 04/01/28 ..... 280 294,531
Series 2018A, GO, 5.00%, 04/01/28 ..... 100 106,736
Series 2019A, GO, 5.00%, 04/01/28 ..... 235 250,830
Series 2018A, GO, 5.00%, 04/01/29 ..... 215 230,861
Series 2018A, GO, 5.00%, 04/01/31 ..... 495 524,995
County of Cuyahoga, Series 2019A, GO,
3.00%, 12/01/31 ................. 500 484,786
County of Franklin, Series 2018, RB,
4.00%, 06/01/31 ................. 145 149,408
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... 500 540,087
Ohio Turnpike & Infrastructure Commission
Series 2017A, RB, 5.00%, 02/15/28 ..... 455 469,546
Series 2018A, RB, 5.00%, 02/15/28 ..... 100 106,176
Series 2018A, RB, 5.00%, 02/15/30 ..... 470 496,097
Series 2018A, RB, 5.00%,  02/15/31 ..... 255 268,329
Ohio Water Development Authority
Series 2018, RB, 5.00%, 06/01/28 ...... 1,050 1,116,909
Series 2019, RB, 5.00%, 06/01/28 ...... 165 176,680
Series 2019A, RB, 5.00%, 06/01/28 ..... 855 915,523
Series 2016, RB, 5.00%, 12/01/28 ...... 235 241,562
Series 2019, RB, 5.00%, 12/01/28 ...... 175 189,376
Series 2019A, RB, 5.00%, 12/01/28 ..... 1,025 1,109,205
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B, RB, 5.00%, 06/01/28 ..... 130 139,202
Series 2023A, RB, 5.00%, 06/01/28 ..... 80 85,663
State of Ohio
Series 2020C, GO, 5.00%, 03/01/28 ..... 345 367,283
Series 2021C, GO, 5.00%, 03/15/28 ..... 95 101,223
Series 2019A, RB, 5.00%, 04/01/28 ..... 115 122,439
Series 2019A, GO, 5.00%, 05/01/28 ..... 140 149,594
Series 2021A, GO, 5.00%, 05/01/28 ..... 385 411,384

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series S, GO, 5.00%, 05/01/28 ........ USD 400 $ 407,192
Series V, GO, 5.00%, 05/01/28 ........ 50 53,426
Series 2017C, GO, 5.00%, 08/01/28 ..... 180 193,402
Series 2017B, GO, 5.00%, 09/01/28 ..... 425 457,427
Series 2018A, GO, 5.00%, 09/01/28 ..... 180 193,734
Series 2022C, GO, 5.00%, 09/01/28 ..... 145 156,063
Series 2017B, GO, 5.00%, 09/15/28 ..... 425 457,790
Series 2016C, RB, 5.00%, 12/01/28 ..... 165 170,046
11,642,138
Oklahoma — 0.4%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 700 725,131
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 149,197
Oklahoma Capitol Improvement Authority, Series
2018D, RB, 5.00%, 07/01/28 ......... 25 26,747
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 195 209,164
Oklahoma Turnpike Authority, Series 2017D, RB,
5.00%, 01/01/28 ................. 520 549,770
Oklahoma Water Resources Board, Series 2021,
RB, 5.00%, 04/01/28 (OK CERF) ....... 180 191,890
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/28 .............. 125 127,499
1,979,398
Oregon — 2.0%
City of Portland
Series 2021A, GO, 5.00%, 06/01/28 ..... 100 107,079
Series 2018B, GO, 5.00%, 06/15/29 ..... 255 271,301
City of Portland Sewer System
Series 2019A, RB, 5.00%, 03/01/28 ..... 100 106,381
Series 2018A, RB, 5.00%, 05/01/28 ..... 310 315,132
City of Portland Water System, Series 2016A,
RB, 4.00%, 04/01/28 .............. 820 827,858
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 106,908
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 379,947
Multnomah County School District No. 1J
Portland
Series 2017B, GO, 3.00%, 06/15/28 (GTD) 1,000 1,001,670
Series 2020, GO, 5.00%, 06/15/28 (GTD) . 225 240,941
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/28 (GTD)
(b)
.... 245 227,109
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... 135 143,727
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 90,827
Portland Community College District
Series 2016, GO, 5.00%, 06/15/28 ...... 165 167,930
Series 2023, GO, 5.00%, 06/15/28 ...... 280 299,435
Salem-Keizer School District No. 24J
(b)
Series 2009B, GO, 0.00%, 06/15/28 (GTD) 90 82,698
Series 2020, GO, 0.00%, 06/15/28 ...... 670 610,960
State of Oregon
Series 2019A, GO, 5.00%, 05/01/28 ..... 85 90,895
Series 2019N, GO, 5.00%, 05/01/28 ..... 155 165,750
Series 2021A, GO, 5.00%, 05/01/28 ..... 100 106,936
Series 2023A, GO, 5.00%, 05/01/28 ..... 140 149,710
Series F, GO, 5.00%, 05/01/28 ......... 180 183,169
Series 2019D, GO, 5.00%,  06/01/28 ..... 450 482,110
Series 2020E, GO, 5.00%, 06/01/28 ..... 95 101,779
Series J, GO, 4.00%, 08/01/28 ......... 120 123,484
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2019G, GO, 5.00%, 08/01/28 ..... USD 160 $ 172,057
State of Oregon Department of Transportation
Series 2024, RB, 5.00%, 05/15/28 ...... 500 534,445
Series B, RB, 5.00%, 11/15/28 ......... 325 338,287
Tri-County Metropolitan Transportation District
of Oregon
Series 2018A, RB, 5.00%, 09/01/28 ..... 260 271,228
Series 2018A, RB, 5.00%, 10/01/28 ..... 1,200 1,266,412
8,966,165
Pennsylvania — 3.6%
Allegheny County Hospital Development
Authority
Series 2019A, RB, 5.00%, 07/15/28 ..... 820 868,176
Series 2021B, RB, 5.00%, 10/15/28 ..... 1,000 1,063,121
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/28 .......... 135 144,021
City of Philadelphia, Series 2025C, GO,
5.00%, 08/01/28 ................. 500 534,381
City of Philadelphia Water & Wastewater
Series 2024C, RB, 5.00%, 09/01/28 ..... 500 535,225
Series 2017B, RB, 5.00%, 11/01/28 ..... 195 204,273
Commonwealth of Pennsylvania
Series 2017, GO, 5.00%, 01/01/28 ...... 1,965 2,031,655
Series 2016, GO, 5.00%, 01/15/28 ...... 510 527,757
Series 2016, GO, 5.00%, 02/01/28 ...... 215 217,478
Series 2020, GO, 5.00%,  05/01/28 ...... 420 448,435
Series 2019, GO, 5.00%, 07/15/28 ...... 895 959,898
Series 2016, GO, 5.00%, 09/15/28 ...... 1,100 1,128,608
Series 2022, GO, 5.00%, 10/01/28 ...... 100 107,719
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 106,487
Dauphin County General Authority, Series
2016A, RB, 5.00%, 06/01/28 ......... 380 386,319
Lower Merion School District
Series 2020, GO, 4.00%, 11/15/30 (SAW) . 80 83,173
Series 2020, GO, 4.00%,  11/15/31 (SAW) . 745 770,703
Northampton County General Purpose Authority
Series 2024A-1, RB, 5.00%, 08/15/28 .... 320 337,659
Series 2024A, RB, 5.00%, 11/15/28 ..... 150 161,586
Pennsylvania Economic Development Financing
Authority, Series 2025B, RB, 5.00%, 03/15/28 185 194,712
Pennsylvania State University (The)
Series 2019A, RB, 5.00%, 09/01/28 ..... 190 203,915
Series 2023, RB, 5.00%, 09/01/28 ...... 110 118,056
Series B, RB, 5.00%, 09/01/28 ......... 995 1,018,386
Pennsylvania Turnpike Commission
Series 2017, RB, 5.00%, 12/01/28 ...... 150 157,923
Series 2017-3, RB, 5.00%, 12/01/28 ..... 200 210,564
Series 2019A, RB, 5.00%,  12/01/28 ..... 100 107,649
Series 2022B, RB, 5.00%, 12/01/28 ..... 225 242,884
Series 2023A, RB, 5.00%, 12/01/28 ..... 110 118,743
Series 2024, RB, 5.00%, 12/01/28 ...... 130 139,944
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A, RB, 5.00%, 12/01/28 ..... 185 199,705
Series B, RB, 5.00%, 12/01/28 ......... 370 380,440
Pennsylvania Turnpike Commission Registration
Fee, Series 2005A, RB, 5.25%, 07/15/28
(AGM) ....................... 430 461,935
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/28 ......... 160 167,940
Port Authority of Allegheny County, Series 2020,
RB, 5.00%, 03/01/28 .............. 125 132,557

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Sports & Exhibition Authority of Pittsburgh
& Allegheny County, Series 2022B, RB,
5.00%, 02/01/28 (AGM) ............ USD 545 $ 573,431
St Mary Hospital Authority, Series 2019PA, RB,
5.00%, 12/01/30 ................. 1,010 1,073,494
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/28 (AGC) ............ 145 153,919
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 211,392
16,484,263
Rhode Island — 0.6%
Rhode Island Commerce Corp.
Series 2020A, RB, 5.00%, 05/15/28 ..... 415 441,624
Series 2016B, RB, 5.00%, 06/15/28 ..... 600 611,468
Rhode Island Health & Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 359,019
State of Rhode Island
Series 2019C, GO, 5.00%, 01/15/28 ..... 480 508,716
Series 2019E, GO, 5.00%, 01/15/28 ..... 100 105,982
Series 2019A, GO, 5.00%, 05/01/28 ..... 165 175,989
Series 2017B, GO, 5.00%, 08/01/28 ..... 625 655,142
2,857,940
South Carolina — 1.1%
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 345 372,192
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 124,346
County of Charleston
Series 2019B, GO, 5.00%,  11/01/28 ..... 290 313,478
Series 2021A, GO, 5.00%, 11/01/28 ..... 245 264,835
Fort Mill School District No. 4, Series 2017E,
GO, 3.00%, 03/01/31 (SCSDE) ........ 1,000 979,797
South Carolina Public Service Authority
Series 2024A, RB, 5.00%, 12/01/28 ..... 225 241,405
Series 2025B, RB, 5.00%, 12/01/28
(c)
.... 155 166,301
South Carolina Transportation Infrastructure
Bank
Series 2019A, RB, 5.00%, 10/01/28 ..... 1,045 1,124,670
Series 2021B, RB, 5.00%, 10/01/28 ..... 585 629,600
Series 2019A, RB, 5.00%, 10/01/29 ..... 270 289,631
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 125 131,778
4,638,033
Tennessee — 1.8%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 101,123
City of Knoxville, Series 2021, GO,
5.00%, 05/01/28 ................. 85 90,848
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/28 .............. 45 48,592
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 830 893,016
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 530 540,049
County of Hamilton
Series 2020B, GO, 5.00%, 03/01/28 ..... 115 122,547
Series 2018A, GO, 5.00%, 04/01/28 ..... 410 437,727
Series 2018A, GO, 5.00%, 04/01/29 ..... 210 223,369
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/28 ................. 70 74,510
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. USD 150 $ 159,663
County of Rutherford, Series 2020, GO,
5.00%, 04/01/28 ................. 100 106,549
County of Shelby
Series 2019A, GO, 5.00%, 04/01/28 ..... 85 90,680
Series 2020B, GO, 5.00%, 04/01/28 ..... 310 330,716
County of Williamson
Series 2018, GO, 5.00%, 04/01/28 ...... 100 106,602
Series 2022, GO, 5.00%,  04/01/28 ...... 140 149,243
Series 2021B, GO, 5.00%, 05/01/28 ..... 375 400,492
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2023A, RB, 5.00%, 07/01/28 ..... 225 238,767
Metropolitan Government of Nashville &
Davidson County
Series 2016, GO, 4.00%, 01/01/28 ...... 160 161,443
Series 2016, GO, 5.00%, 01/01/28 ...... 270 275,721
Series 2024A, GO, 5.00%, 01/01/28 ..... 1,000 1,059,153
Series 2017A, RB, 5.00%, 05/15/28 ..... 160 166,581
Series 2017, GO, 4.00%, 07/01/28 ...... 40 40,866
Series 2018, GO, 4.00%, 07/01/28 ...... 255 265,464
Series 2018, GO, 5.00%, 07/01/30 ...... 420 446,131
State of Tennessee
Series 2019A, GO, 5.00%, 09/01/28 ..... 85 89,402
Series 2021A, GO, 5.00%, 11/01/28 ..... 705 762,128
Series 2018A, GO, 5.00%, 02/01/29 ..... 290 307,430
Tennessee Housing Development Agency,
Series 2021-1, RB, 1.25%, 07/01/28 ..... 330 307,396
Tennessee State School Bond Authority
Series 2019A, RB, 5.00%, 11/01/28
(HERBIP) ..................... 80 86,296
Series A, RB, 5.00%, 11/01/28 (HERBIP) .. 145 152,457
Series B, RB, 5.00%, 11/01/28 (ST
INTERCEPT) .................. 250 262,857
8,497,818
Texas — 11.9%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 65 69,016
Alamo Community College District, Series 2021,
GO, 5.00%, 02/15/28 .............. 180 190,660
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/28 (PSF) ..... 90 93,451
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/28 (PSF) .......... 100 101,289
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 350 371,803
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/28 ......... 155 156,597
Austin Independent School District
Series 2017, GO, 5.00%, 08/01/28 (PSF) .. 100 102,389
Series 2019, GO, 5.00%, 08/01/28 (PSF) .. 370 396,783
Series 2021, GO, 5.00%, 08/01/28 (PSF) .. 295 316,354
Series 2022B, GO, 5.00%, 08/01/28 (PSF) 310 332,440
Series 2019, GO, 5.00%, 08/01/31 (PSF) .. 210 222,332
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 100 106,179
Birdville Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 135 143,033
Board of Regents of the University of Texas
System
Series 2016H, RB, 5.00%, 08/15/28 ..... 145 148,420
Series 2016J, RB, 5.00%, 08/15/28 ..... 130 133,066
Series 2020C, RB, 5.00%, 08/15/28 ..... 575 617,442

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/28 (AMBAC)
(b)
....... USD 1,000 $ 915,079
City of Austin
Series 2019, GO, 5.00%, 09/01/28 ...... 475 510,216
Series 2020, GO, 5.00%, 09/01/28 ...... 200 214,828
City of Austin Electric Utility, Series 2023, RB,
5.00%, 11/15/28 ................. 370 397,722
City of Austin Water & Wastewater System
Series 2016, RB, 5.00%, 11/15/28 ...... 415 426,322
Series 2017, RB, 5.00%, 11/15/28 ...... 200 210,442
City of Bryan Electric System, Series 2021A, RB,
5.00%, 07/01/28 (AGM) ............ 405 431,173
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/28 .......... 275 293,400
City of Dallas
Series 2020A, GO, 5.00%, 02/15/28 ..... 320 339,438
Series 2023A, GO, 5.00%, 02/15/28 ..... 500 530,372
City of Dallas Waterworks & Sewer System
Series 2017, RB, 5.00%, 10/01/28 ...... 175 183,356
Series 2021C, RB, 5.00%, 10/01/28 ..... 410 440,480
Series 2018C, RB, 5.00%, 10/01/29 ..... 50 53,488
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 300 320,592
City of Fort Worth Water & Sewer System
Series 2021, RB, 4.00%, 02/15/28 ...... 650 671,648
Series 2019, RB, 5.00%, 02/15/28 ...... 125 132,276
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/28 ......... 250 264,535
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 263,733
City of Houston
Series 2016A, GO, 5.00%, 03/01/28 ..... 370 375,108
Series 2017A, GO, 5.00%, 03/01/28 ..... 195 202,051
Series 2019A, GO, 5.00%, 03/01/28 ..... 150 158,953
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/28 .............. 500 534,814
City of Houston Combined Utility System
Series 2016B, RB, 5.00%, 11/15/28 ..... 110 113,294
Series 2017B, RB, 5.00%, 11/15/28 ..... 130 136,492
Series 1998A, RB, 0.00%, 12/01/28
(b)
.... 170 153,804
Series 2018D, RB, 5.00%,  11/15/30 ..... 145 154,550
City of Lewisville, Series 2018, GO,
5.00%, 02/15/30 ................. 350 368,736
City of San Antonio
GO, 5.00%, 02/01/28 ............... 250 264,905
Series 2022, GO, 5.00%, 02/01/28 ...... 385 407,954
Series 2017, GO, 5.00%, 08/01/28 ...... 175 182,707
Series 2018, GO, 5.00%, 08/01/28 ...... 100 107,086
Series 2019, GO, 5.00%, 08/01/28 ...... 425 455,113
City of San Antonio Electric & Gas Systems
Series 2016, RB, 4.00%, 02/01/28 ...... 105 106,229
Series 2016, RB, 5.00%, 02/01/28 ...... 380 389,089
Series 2017, RB, 5.00%, 02/01/28 ...... 120 123,943
Series 2018, RB, 5.00%, 02/01/28 ...... 400 423,848
Clear Creek Independent School District
Series 2019, GO, 5.00%,  02/15/28 (PSF) .. 105 111,221
Series 2024A, GO, 5.00%, 02/15/28 (PSF) 500 529,626
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,019,535
Conroe Independent School District
Series 2020A, GO, 5.00%, 02/15/28 (PSF) 400 424,918
Series 2022A, GO, 5.00%, 02/15/28 (PSF) 105 111,541
County of Bexar
Series 2017, GO, 5.00%, 06/15/28 ...... 100 101,895
Series 2019, GO, 5.00%, 06/15/30 ...... 135 143,122
Security
Par (000)
Par (000) Value
Texas (continued)
County of Dallas, Series 2016, GO,
5.00%, 08/15/28 ................. USD 410 $ 419,759
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. 2,000 2,045,714
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 120 125,194
County of Fort Bend, Series A, GO,
5.00%, 03/01/28 ................. 155 157,180
County of Harris
Series 2016A, RB, 5.00%, 08/15/28 ..... 275 280,977
Series 2020A, GO, 5.00%, 10/01/28 ..... 255 274,360
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/28 ................. 310 332,123
County of Williamson, Series 2020, GO,
5.00%, 02/15/28 ................. 370 392,569
Cypress-Fairbanks Independent School District
Series 2016, GO, 5.00%,  02/15/28 (PSF) .. 55 55,718
Series 2019A, GO, 5.00%, 02/15/28 (PSF) 145 153,849
Series 2020, GO, 5.00%, 02/15/28 (PSF) .. 340 360,749
Series 2020A, GO, 5.00%, 02/15/28 (PSF) 185 196,290
Series 2021A, GO, 5.00%,  02/15/28 (PSF) 305 323,613
Series 2023A, GO, 5.00%, 02/15/28 (PSF) 170 180,374
Series 2024B, GO, 5.00%, 02/15/28 (PSF) 500 530,513
Dallas Area Rapid Transit
Series 2019, RB, 5.00%, 12/01/28 ...... 115 123,835
Series 2020A, RB, 5.00%, 12/01/28 ..... 100 107,682
Dallas County Utility & Reclamation District,
Series 2016, GO, 5.00%, 02/15/28 ...... 415 437,692
Dallas Fort Worth International Airport
Series 2021A, RB, 5.00%,  11/01/28 ..... 165 177,512
Series 2024, RB, 5.00%, 11/01/28 ...... 150 161,521
Dallas Independent School District
Series 2021, GO, 4.00%, 02/15/28 (PSF) .. 90 93,202
Series 2020, GO, 5.00%, 02/15/28 (PSF) .. 275 292,131
Series 2021A, GO, 5.00%, 02/15/28 (PSF) 1,020 1,083,541
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/28 (PSF) ...... 200 214,644
Fort Bend County Municipal Utility District No.
58, Series 2021, GO, 3.00%, 04/01/28 (BAM) 315 313,679
Fort Bend Independent School District
Series 2019C, GO, 5.00%, 08/15/28 (PSF) 95 101,956
Series 2019B, GO, 4.00%,  02/15/32 (PSF) 340 347,329
Fort Worth Independent School District
Series 2019A, GO, 5.00%, 02/15/28 (PSF) 195 207,048
Series 2023, GO, 5.00%, 02/15/28 (PSF) .. 400 424,715
Frisco Independent School District, Series 2019,
GO, 5.00%, 08/15/28 (PSF) .......... 510 547,497
Garland Independent School District, Series
2023, GO, 5.00%, 02/15/28 (PSF) ...... 100 106,229
Georgetown Independent School District
Series 2017A, GO, 5.00%, 08/15/28 (PSF) 100 104,910
Series 2019-A, GO, 5.00%, 08/15/29 (PSF) 105 112,614
Grand Parkway Transportation Corp.
Series 2018A, RB, 5.00%,  10/01/30 ..... 305 321,237
Series 2023, RB, VRDN 5.00%, 04/01/28
(a)
200 210,116
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 81,927
Houston Independent School District, Series
2018, GO, 5.00%, 07/15/29 .......... 220 234,221
Irving Independent School District, Series 2016,
GO, 5.00%, 02/15/28 (PSF) .......... 305 308,979
Katy Independent School District
Series 2022, GO, 5.00%, 02/15/28 (PSF) .. 155 164,656
Series 2019, GO, 5.00%, 02/15/31 (PSF) .. 125 131,943

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/30 (PSF) .......... USD 385 $ 407,173
Klein Independent School District, Series 2017,
GO, 5.00%, 08/01/28 (PSF) .......... 245 250,658
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/28 (PSF) . 500 530,894
Laredo Independent School District, Series
2018, GO, 5.00%, 08/01/28 (PSF) ...... 110 115,264
Leander Independent School District
Series 2025B, GO, 0.00%, 08/15/28
(b)
.... 90 81,866
Series 2020A, GO, 5.00%, 08/15/28 (PSF) 215 229,830
Series 2019C, GO, 5.00%, 08/15/28 (PSF) 480 513,109
Series 2018A, GO, 5.00%, 08/15/31 (PSF) 190 198,952
Series 2019C, GO, 5.00%, 08/15/31 (PSF) 180 189,969
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/28 (PSF) ...... 680 729,170
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 760 769,226
Lower Colorado River Authority
Series 2019, RB, 5.00%, 05/15/28 ...... 500 530,829
Series 2020, RB, 5.00%, 05/15/28 ...... 200 212,332
Series 2024, RB, 5.00%, 05/15/28 ...... 515 548,183
Series 2025, RB, 5.00%, 05/15/28 ...... 100 106,166
Series 2025A, RB, 5.00%, 05/15/28 ..... 500 530,829
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/30 ... 420 448,644
North East Independent School District, Series
2014, GO, 5.00%, 08/01/30 (PSF) ...... 75 80,043
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 420 427,605
North Texas Municipal Water District Water
System
Series 2019, RB, 5.00%, 09/01/28 ...... 50 53,676
Series 2021A, RB, 5.00%, 09/01/28 ..... 435 466,982
North Texas Tollway Authority
Series 2008D, RB, 0.00%, 01/01/28 (AGC)
(b)
1,510 1,404,148
Series 2016A, RB, 5.00%, 01/01/28 ..... 1,060 1,070,181
Series 2019B, RB, 5.00%, 01/01/28 ..... 170 179,523
Series 2021B, RB, 5.00%,  01/01/28 ..... 125 132,002
Series 2024A, RB, 5.00%, 01/01/28 ..... 500 528,490
Series A, RB, 5.00%, 01/01/28 ......... 235 237,257
Series B, RB, 5.00%, 01/01/28 ......... 365 368,417
Northside Independent School District
Series 2019B, GO, 5.00%, 02/15/28 (PSF) 315 334,463
Series 2018, GO, 5.00%, 08/15/28 (PSF) .. 170 178,485
Series 2021, GO, 5.00%, 08/15/28 (PSF) .. 200 214,462
Series 2023A, GO, 5.00%, 08/15/28 (PSF) 100 107,231
Series 2019, GO, 5.00%, 08/15/31 (PSF) .. 250 265,413
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 125 132,628
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/28 805 861,246
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 115 121,710
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/28 (PSF) .......... 420 444,249
Richardson Independent School District, Series
2019, GO, 5.00%, 02/15/30 (PSF) ...... 395 415,560
Round Rock Independent School District
Series 2019, GO, 5.00%, 08/01/28 (PSF) .. 400 428,476
Series 2019A, GO, 5.00%, 08/01/28 (PSF) 715 765,900
Series 2021, GO, 5.00%, 08/01/28 (PSF) .. 125 133,899
Series 2019, GO, 5.00%, 08/01/31 (PSF) .. 320 339,549
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/29 (PSF) ...... 255 272,409
Security
Par (000)
Par (000) Value
Texas (continued)
San Antonio Water System, Series 2019C, RB,
5.00%, 05/15/28 ................. USD 220 $ 234,665
Socorro Independent School District, Series B,
GO, 5.00%, 08/15/28 (PSF) .......... 800 836,999
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/28 (PSF) .. 205 217,177
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/28 ......... 530 541,381
State of Texas
Series 2018A, GO, 5.00%, 10/01/28 ..... 455 488,842
Series 2024, GO, 5.00%, 10/01/28 ...... 835 899,983
Series 2019A, GO, 5.00%,  08/01/29 ..... 225 240,751
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 110 112,287
Texas A&M University
Series 2016C, RB, 4.00%, 05/15/28 ..... 180 181,628
Series 2017E, RB, 5.00%,  05/15/28 ..... 175 181,932
Series 2021A, RB, 5.00%, 05/15/28 ..... 160 170,624
Texas Department of Transportation State
Highway Fund
Series 2008, RB, 5.25%, 04/01/28 ...... 95 101,882
Series 2016-A, RB, 5.00%, 10/01/28 ..... 300 307,699
Texas Municipal Gas Acquisition & Supply Corp.
V, Series 2024, RB, 5.00%, 01/01/28 .... 185 192,592
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/28 .............. 130 135,022
Texas Water Development Board
Series 2018B, RB, 5.00%, 04/15/28 ..... 285 303,999
Series 2018, RB, 5.00%, 08/01/28 ...... 90 94,107
Series 2019, RB, 5.00%, 08/01/28 ...... 235 252,285
Series 2021, RB, 5.00%, 08/01/28 ...... 325 348,905
Series 2022, RB, 5.00%, 08/01/28 ...... 740 794,429
Series 2018A, RB, 5.00%, 10/15/28 ..... 325 345,617
Series 2024A, RB, 5.00%, 10/15/28 ..... 500 539,017
Series 2018B, RB, 5.00%, 10/15/29 ..... 115 123,536
Series 2018B, RB, 5.00%, 04/15/30 ..... 410 437,676
Series 2018B, RB, 5.00%, 04/15/31 ..... 115 122,089
Series 2018A, RB, 5.00%, 10/15/31 ..... 100 105,015
Series 2018B, RB, 5.00%, 10/15/31 ..... 335 354,760
Trinity River Authority Central Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. 105 112,314
54,574,997
Utah — 1.4%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/28 (GTD) ............. 250 258,461
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/28 ......... 150 159,533
City of Provo
Series 2019, GO, 5.00%, 02/01/28 ...... 240 254,609
Series 2017, GO, 5.00%, 01/01/29 ...... 180 189,354
Series 2019, GO, 5.00%, 02/01/30 ...... 115 122,067
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/28 ................. 640 679,757
Intermountain Power Agency
Series 2022A, RB, 5.00%, 07/01/28 ..... 1,175 1,248,214
Series 2023A, RB, 5.00%, 07/01/28 ..... 295 313,381
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 265 272,905
State of Utah
Series 2018, GO, 5.00%, 07/01/28 ...... 315 330,315
Series 2019, GO, 5.00%, 07/01/28 ...... 390 418,609
Series 2020, GO, 5.00%,  07/01/28 ...... 305 327,373
Series 2020B, GO, 5.00%, 07/01/28 ..... 210 225,405

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
University of Utah (The)
Series 2017A, RB, 5.00%, 08/01/28 (SAP) . USD 200 $ 209,928
Series 2017B1, RB, 5.00%, 08/01/28 (SAP) 305 320,140
Series 2021A-1, RB, 5.00%, 08/01/28 .... 600 643,423
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/28 ..... 75 78,961
Utah State Building Ownership Authority, Series
2024, RB, 5.00%, 05/15/28 .......... 125 133,437
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 80 82,630
6,268,502
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/28 ................. 500 539,077
Virginia — 3.0%
City of Norfolk, Series B, GO, 4.00%, 10/01/28 300 305,091
City of Virginia Beach
Series 2021A, GO, 5.00%, 09/01/28 (SAW) 120 129,341
Series 2017A, GO, 5.00%, 04/01/30 (SAW) 185 196,704
Commonwealth of Virginia
Series 2, GO, 2.00%, 06/01/28 ........ 590 575,323
Series 2018A, GO, 5.00%, 06/01/30 ..... 245 261,247
County of Arlington, Series 2018, GO,
5.00%, 08/15/29 ................. 125 134,059
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 58,229
County of Fairfax
Series 2021A, RB, 5.00%, 07/15/28 ..... 85 91,289
Series 2017A, GO, 5.00%, 10/01/28 (SAW) 250 260,449
Series 2018A, GO, 5.00%, 10/01/28 (SAW) 160 170,954
Series 2019A, GO, 5.00%, 10/01/28 (SAW) 180 194,237
Series 2018A, GO, 5.00%, 10/01/30 (SAW) 205 217,603
County of Henrico, Series 2015, GO,
5.00%, 08/01/28 ................. 250 268,463
County of Loudoun
Series 2020A, GO, 5.00%, 12/01/28 (SAW) 355 384,282
Series 2022B, GO, 5.00%, 12/01/28 (SAW) 320 346,395
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 315 335,394
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,370
Hampton Roads Transportation Accountability
Commission, Series 2020A, RB,
5.00%, 07/01/28 ................. 185 198,192
Virginia College Building Authority
Series B, RB, 4.00%, 02/01/28 ......... 500 502,999
Series 2017C, RB, 5.00%, 02/01/28 ..... 110 113,960
Series 2017E, RB, 5.00%, 02/01/28 ..... 940 996,528
Series 2019A, RB, 5.00%, 02/01/28 ..... 455 482,362
Series 2019C, RB, 5.00%, 02/01/28 ..... 515 545,970
Series 2023A, RB, 5.00%, 02/01/28 ..... 955 1,012,430
Series B, RB, 5.00%, 02/01/28 ......... 135 143,287
Series 2016A, RB, 5.00%, 09/01/28 (ST
INTERCEPT) .................. 100 102,403
Series 2023A, RB, 5.00%, 09/01/28 (SAW) 130 139,721
Series 2017E, RB, 5.00%, 02/01/29 ..... 545 576,578
Series 2017E, RB, 5.00%,  02/01/30 ..... 415 438,059
Virginia Commonwealth Transportation Board
Series 2016, RB, 5.00%, 03/15/28 ...... 425 435,821
Series 2017A, RB, 5.00%, 05/15/28 ..... 980 1,033,985
Series 2018, RB, 5.00%, 05/15/28 ...... 215 229,451
Series 2019, RB, 5.00%, 05/15/28 ...... 155 165,418
Series 2022, RB, 5.00%, 05/15/28 ...... 320 341,509
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2018, RB, 5.00%, 03/15/32 ...... USD 105 $ 111,526
Virginia Public Building Authority
Series 2019A, RB, 5.00%,  08/01/28 ..... 410 440,280
Series 2020B, RB, 5.00%, 08/01/28 ..... 185 198,663
Virginia Public School Authority
Series 2018, RB, 5.00%, 03/01/28 (SAW) . 45 47,930
Series 2017B, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 215 225,627
Series 2018B, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 100 107,355
Series 2019B, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 125 134,194
Series 2023A, RB, 5.00%, 08/01/28 (SAW) 315 338,169
Virginia Resources Authority
Series 2018A, RB, 5.00%, 11/01/28 ..... 145 156,644
Series 2018C, RB, 5.00%, 11/01/28 ..... 175 189,054
Series 2020C, RB, 5.00%, 11/01/28 ..... 145 156,644
Series 2021C, RB, 5.00%, 11/01/28 ..... 125 135,038
Series 2018A, RB, 5.00%, 11/01/30 ..... 150 160,809
13,805,036
Washington — 3.7%
Auburn School District No. 408 of King & Pierce
Counties, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 195 204,806
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 235 241,208
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 415,933
City of Seattle
Series 2016B, RB, 5.00%, 04/01/28 ..... 325 329,766
Series 2019A, RB, 5.00%, 04/01/28 ..... 185 197,066
Series 2017, RB, 4.00%, 07/01/28 ...... 195 200,742
Series 2020A, RB, 5.00%, 07/01/28 ..... 145 155,298
Series 2020A, GO, 5.00%, 08/01/28 ..... 90 96,728
Series 2016C, RB, 4.00%,  10/01/28 ..... 90 91,319
Series 2021A, GO, 5.00%, 12/01/28 ..... 245 265,127
City of Tacoma Electric System, Series 2017,
RB, 5.00%, 01/01/28 .............. 50 51,534
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 195 206,252
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 145 156,284
County of King
Series 2021A, GO, 5.00%, 01/01/28 ..... 230 243,828
Series 2017, GO, 4.00%, 07/01/28 ...... 80 81,795
Series 2018B, RB, 5.00%, 07/01/28 ..... 170 182,172
Series 2019B, GO, 5.00%, 07/01/28 ..... 265 284,594
Series 2018B, RB, 5.00%, 07/01/29 ..... 465 493,503
Series 2018B, RB, 5.00%, 07/01/30 ..... 215 227,638
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/28 ................. 195 210,499
County of Spokane, Series 2019B, GO,
5.00%, 12/01/28 ................. 210 226,832
Cowlitz County School District No. 402 Kalama,
Series 2018, GO, 5.00%, 12/01/31 (GTD) . 285 298,683
Energy Northwest
Series 2016-A, RB, 5.00%, 07/01/28 ..... 275 280,937
Series 2017A, RB, 5.00%, 07/01/28 ..... 505 527,617
Series 2018C, RB, 5.00%, 07/01/28 ..... 1,120 1,200,195
Series 2020A, RB, 5.00%, 07/01/28 ..... 155 166,053
Series 2022A, RB, 5.00%, 07/01/28 ..... 125 133,841
Series 2024B, RB, 5.00%, 07/01/28 ..... 300 321,393
Series 2018C, RB, 5.00%,  07/01/30 ..... 130 138,354

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
King & Snohomish Counties School District
No. 417 Northshore, Series 2018, GO,
5.00%, 12/01/29 (GTD) ............. USD 320 $ 337,549
King County School District No. 405 Bellevue
Series 2016, GO, 5.00%, 12/01/28 (GTD) . 495 510,005
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 140 147,658
Series 2019, GO, 5.00%, 12/01/28 (GTD) . 125 135,144
King County School District No. 414 Lake
Washington
Series 2016, GO, 4.00%, 12/01/28 (GTD) . 50 50,559
Series 2020, GO, 4.00%, 12/01/28 (GTD) . 415 433,440
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 180 186,788
Port of Seattle
Series A, RB, 5.00%, 05/01/28 ......... 275 284,992
Series 2021B, RB, 5.00%, 06/01/28 ..... 100 106,713
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/28 ................. 330 356,670
State of Washington
Series 2020C, GO, 5.00%, 02/01/28 ..... 190 201,755
Series 2023B, GO, 5.00%,  02/01/28 ..... 295 313,251
Series 2022C, GO, 5.00%, 02/01/28 ..... 670 711,453
Series 2021C, GO, 5.00%, 02/01/28 ..... 310 329,180
Series 2004C, GO, 0.00%, 06/01/28
(NPFGC)
(b)
.................... 105 97,216
Series 2020B, GO, 5.00%, 06/01/28 ..... 120 128,256
Series 2020E, GO, 5.00%, 06/01/28 ..... 400 427,520
Series R-2022D, GO, 4.00%, 07/01/28 ... 815 848,445
Series R-2021D, GO, 5.00%, 07/01/28 ... 170 182,024
Series 2020A, GO, 5.00%, 08/01/28 ..... 350 375,743
Series 2021A, GO, 5.00%, 08/01/28 ..... 210 225,446
Series 2022A, GO, 5.00%, 08/01/28 ..... 155 166,401
Series 2017B, GO, 5.00%, 08/01/28 ..... 245 250,599
Series 2017A, GO, 5.00%, 08/01/28 ..... 210 214,820
Series R-2017A, GO, 5.00%, 08/01/28 ... 150 153,443
Series R-2018D, GO, 5.00%, 08/01/28 ... 120 125,851
Series 2018C, GO, 5.00%, 02/01/30 ..... 530 560,145
Series 2018B, COP, 5.00%, 07/01/30 .... 230 243,586
Series 2018C, GO, 5.00%, 02/01/31 ..... 190 200,102
Series 2018D, GO, 5.00%, 02/01/31 ..... 105 110,505
Series 2019B, GO, 5.00%, 06/01/31 ..... 100 105,756
University of Washington, Series 2020C, RB,
5.00%, 04/01/28 ................. 320 340,280
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/28 ..... 500 526,906
Washington State University, Series 2016, RB,
5.00%, 10/01/28 ................. 145 147,007
17,165,205
West Virginia — 0.5%
State of West Virginia
Series 2018A, GO, 5.00%, 06/01/28 ..... 85 90,872
Series 2019A, GO, 5.00%, 06/01/28 ..... 390 416,943
Series 2018A, GO, 5.00%, 12/01/28 ..... 110 117,539
Series 2019A, GO, 5.00%, 12/01/28 ..... 310 334,847
Series 2018A, GO, 5.00%, 12/01/29 ..... 140 149,105
Series 2018B, GO, 5.00%, 12/01/30 ..... 125 132,586
Series 2018B, GO, 5.00%, 06/01/31 ..... 585 618,810
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 320 334,685
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 79,778
2,275,165
Security
Par (000)
Par (000) Value
Wisconsin — 2.1%
City of Madison
Series 2019A, GO, 2.25%, 10/01/28 ..... USD 420 $ 404,582
Series 2021A, GO, 4.00%, 10/01/28 ..... 140 146,175
County of Dane, Series 2019A, GO,
2.00%, 06/01/28 ................. 165 158,790
County of Eau Claire, Series 2020A, GO,
2.00%, 09/01/28 ................. 650 621,761
Green Bay Area Public School District, GO,
5.00%, 04/01/28 ................. 165 175,542
Howard-Suamico School District, Series 2021,
GO, 1.50%, 03/01/30 .............. 1,250 1,123,552
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 75 78,308
State of Wisconsin
Series 2019A, GO, 4.00%,  05/01/28 ..... 235 237,169
Series 2019B, GO, 4.00%, 05/01/28 ..... 210 214,382
Series 2020A, GO, 5.00%, 05/01/28 ..... 270 288,726
Series 2020B, GO, 5.00%, 05/01/28 ..... 420 449,130
Series 2021-1, GO, 5.00%, 05/01/28 ..... 110 117,629
Series 2021-2, GO, 5.00%, 05/01/28 ..... 250 267,339
Series 20242, GO, 5.00%, 05/01/28 ..... 190 203,178
Series 2017-1, GO, 5.00%, 11/01/28 ..... 75 78,254
Series 2017-2, GO, 5.00%, 11/01/28 ..... 280 292,149
Series 20173, GO, 5.00%, 11/01/28 ..... 465 485,175
Series 2021A, GO, 5.00%, 05/01/31 ..... 130 137,887
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/28 . 380 407,115
University of Wisconsin Hospitals & Clinics,
Series 2018A, RB, 5.00%, 04/01/31 ..... 1,220 1,288,544
Westosha Central High School District, Series
2021, GO, 1.60%, 03/01/31 .......... 300 262,176
Wisconsin Department of Transportation
Series 2017-1, RB, 5.00%, 07/01/28 ..... 220 230,060
Series 2017-2, RB, 5.00%, 07/01/28 ..... 565 590,188
Series 2021A, RB, 5.00%, 07/01/28 ..... 90 96,602
Series 2023I, RB, 5.00%,  07/01/28 ...... 815 874,785
Wisconsin Health & Educational
Facilities Authority, Series 2025A, RB,
5.00%, 08/15/28
(c)
................ 200 212,390
9,441,588
Total Long-Term Investments — 98.8%
(Cost: $453,449,042) .............................. 454,905,737
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 2.51%
(d)(e)
......... 339,832 339,832
Total Short-Term Securities — 0.1%
(Cost: $339,832) ................................. 339,832
Total Investments — 98.9%
(Cost: $453,788,874 ) .............................. 455,245,569
Other Assets Less Liabilities — 1.1% .................... 5,118,955
Net Assets — 100.0% ...............................
$ 460,364,524

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 501,705 $ — $ (161,745)
(a)
$ (128) $ — $ 339,832 339,832 $ 12,875 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 454,905,737 $ — $ 454,905,737
Short-Term Securities
Money Market Funds ...................................... 339,832 — — 339,832
$ 339,832 $ 454,905,737 $ — $ 455,245,569

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes